UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2012

Date of reporting period:	1/31/2012

Item 1. Schedule of Investments

Large Capitalization Growth Portfolio

Schedule of Investments

as of January 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS — 98.0%
Auto Parts and Equipment — 0.4%
27,650	Johnson Controls, Inc.(a)	$ 878,441

Beverages — 0.7%
6,240	Coca-Cola Enterprises, Inc.	167,170
47,737	Diageo PLC (United Kingdom)	1,054,637
3,995	Green Mountain Coffee Roasters, Inc.*(a)	213,093

		1,434,900

Biotechnology — 3.1%
12,420	Alexion Pharmaceuticals, Inc.*	953,359
30,679	Biogen Idec, Inc.*	3,617,668
16,410	Celgene Corp.*	1,193,007
14,520	Gilead Sciences, Inc.*	709,157

		6,473,191

Broadcasting — 0.3%
12,290	Discovery Communications, Inc. (Class A Stock)*	526,995

Building Materials — 0.2%
12,620	Owens Corning*	425,925

Business Services — 0.6%
3,308	MasterCard, Inc. (Class A Stock)	1,176,226

Chemicals — 6.3%
8,020	Airgas, Inc.	633,019
7,320	Celanese Corp. (Class A Stock)	356,557
46,415	Dow Chemical Co. (The)	1,555,367
54,098	Monsanto Co.	4,438,741
13,845	PPG Industries, Inc.	1,240,235
44,718	Praxair, Inc.	4,749,051

		12,972,970

Commercial Banks — 1.4%
103,564	U.S. Bancorp	2,922,576

Commercial Services — 0.5%
8,890	FleetCor Technologies, Inc.*(a)	302,171
20,400	Verisk Analytics, Inc. (Class A Stock)*	817,428

		1,119,599

Computer Hardware — 5.6%
25,614	Apple, Inc.*	11,692,279

Computer Services & Software — 2.3%
49,406	Accenture PLC (Class A Stock) (Ireland)	2,832,940
2,791	Amazon.com, Inc.*	542,682
18,423	Cognizant Technology Solutions Corp. (Class A Stock)*	1,321,850
771	salesforce.com, Inc.*	90,053

		4,787,525

Computers & Peripherals — 0.9%
74,260	EMC Corp.*(a)	1,912,938

Cosmetics & Toiletries — 0.9%
2,290	Colgate-Palmolive Co.	207,749
26,780	Estee Lauder Cos., Inc. (The) (Class A Stock)	1,551,365

		1,759,114

Distribution/Wholesale — 0.6%
470,000	Li & Fung Ltd. (Bermuda)	1,027,839
6,340	LKQ Corp.*	206,684

		1,234,523

Diversified Financial Services — 0.7%
5,790	Affiliated Managers Group, Inc.*	581,953
4,495	BlackRock, Inc.(a)	818,090

		1,400,043

Engineering/Construction — 0.2%
8,420	Fluor Corp.	473,541

Entertainment & Leisure — 0.5%
15,990	Las Vegas Sands Corp.*	785,269
10,440	Royal Caribbean Cruises Ltd. (Liberia)	283,759

		1,069,028

Environmental Services — 0.2%
4,690	Stericycle, Inc.*(a)	394,054

Financial - Bank & Trust — 1.5%
108,364	Wells Fargo & Co.	3,165,312

Financial Services — 2.4%
50,000	Visa, Inc. (Class A Stock)	5,032,000

Food — 2.9%
10,798	Danone (France)	666,453
9,050	General Mills, Inc.	360,462
10,730	Kraft Foods, Inc. (Class A Stock)	410,959
61,470	Mead Johnson Nutrition Co.	4,554,312

		5,992,186

Hand/Machine Tools — 0.3%
9,640	Stanley Black & Decker, Inc.(a)	676,535

Healthcare Products — 0.7%
1,760	Cooper Cos., Inc. (The)	126,966
19,394	Covidien PLC (Ireland)	998,791
2,860	IDEXX Laboratories, Inc.*(a)	241,928

		1,367,685

Holding Companies - Diversified — 0.2%
2,297	LVMH Moet Hennessy Louis Vuitton SA (France)	371,366

Hotels, Restaurants & Leisure — 3.5%
40,189	McDonald’s Corp.	3,980,720
29,038	Wynn Resorts Ltd.	3,346,049

		7,326,769

Internet — 2.1%
28,733	Baidu, Inc., ADR (Cayman Islands)*	3,664,032
29,063	Youku.com, Inc., ADR (Cayman Islands)*(a)	621,658

		4,285,690

Internet Software & Services — 6.6%
6,750	F5 Networks, Inc.*	808,245
10,586	Google, Inc. (Class A Stock)*	6,141,045
69,840	Oracle Corp.	1,969,488
8,582	priceline.com, Inc.*	4,543,997
8,090	VeriSign, Inc.(a)	299,815

		13,762,590

Investment Company — 0.6%
1,674,000	Hutchison Port Holdings Trust (Singapore)	1,255,500

Machinery & Equipment — 1.8%
17,061	Cummins, Inc.	1,774,344
7,630	Joy Global, Inc.	691,965
16,459	Rockwell Automation, Inc.(a)	1,281,662

		3,747,971

Media — 4.1%
159,415	British Sky Broadcasting Group PLC (United Kingdom)	1,733,318
37,388	Comcast Corp. (Special Class A Stock)	953,020
41,530	News Corp. (Class A Stock)	782,010
97,489	Time Warner, Inc.	3,612,942
30,960	Viacom, Inc. (Class B Stock)	1,456,359

		8,537,649

Medical Equipment — 0.7%
25,957	Thermo Fisher Scientific, Inc.*	1,373,125

Metals & Mining — 2.1%
26,660	Precision Castparts Corp.	4,363,709

Miscellaneous Manufacturers — 4.1%
97,505	Danaher Corp.	5,119,988
37,346	Eaton Corp.	1,831,074
22,910	Honeywell International, Inc.	1,329,696
6,860	Polypore International, Inc.*(a)	261,229

		8,541,987

Oil & Gas Services — 5.2%
22,310	Cameron International Corp.*	1,186,892
11,160	Dresser-Rand Group, Inc.*	571,727
14,440	Ensco PLC, ADR (United Kingdom)	760,122
6,890	FMC Technologies, Inc.*(a)	352,148
39,606	National Oilwell Varco, Inc.	2,930,052
43,816	Occidental Petroleum Corp.	4,371,522
6,860	Oceaneering International, Inc.(a)	333,327
4,440	SM Energy Co.	322,255

		10,828,045

Oil, Gas & Consumable Fuels — 3.7%
11,686	Anadarko Petroleum Corp.	943,294
12,480	Cabot Oil & Gas Corp.	398,112
6,963	Continental Resources, Inc.*(a)	561,775
7,590	EQT Corp.	383,447
91,322	Halliburton Co.	3,358,823
11,140	Noble Energy, Inc.	1,121,464
3,730	Pioneer Natural Resources Co.(a)	370,389
5,480	Schlumberger Ltd. (Netherlands)	411,931

		7,549,235

Pharmaceuticals — 3.0%
14,470	Abbott Laboratories	783,551
30,623	Allergan, Inc.	2,692,068
8,470	AmerisourceBergen Corp.	330,076
53,631	Bristol-Myers Squibb Co.	1,729,063
11,040	Pfizer, Inc.	236,256
8,510	Teva Pharmaceutical Industries Ltd., ADR (Israel)	384,056

		6,155,070

Real Estate — 0.1%
3,480	Jones Lang LaSalle, Inc.(a)	274,085

Real Estate Investment Trust — 1.0%
33,150	American Tower Corp.	2,105,357

Retail — 6.6%
1,473	Autozone, Inc.*	512,427
8,170	Costco Wholesale Corp.	672,146
14,160	Dollar General Corp.*	603,358
7,012	Dollar Tree, Inc.*	594,688
44,989	Home Depot, Inc. (The)	1,997,062
5,052	Lululemon Athletica, Inc.*(a)	318,933
19,175	O’Reilly Automotive, Inc.*	1,562,954

11,150	PetSmart, Inc.	593,403
23,201	Ross Stores, Inc.	1,179,075
107,994	Starbucks Corp.	5,176,152
5,160	Tractor Supply Co.(a)	416,773

		13,626,971

Retail & Merchandising — 6.7%
451,833	Cie Financiere Richemont SA, ADR (Switzerland)	2,557,375
4,530	Kohl’s Corp.	208,335
26,010	Target Corp.	1,321,568
6,580	Tiffany & Co.(a)	419,804
81,524	TJX Cos., Inc. (The)	5,555,045
16,800	Urban Outfitters, Inc.*(a)	445,200
53,516	Yum! Brands, Inc.	3,389,168

		13,896,495

Semiconductors — 2.9%
11,220	Altera Corp.	446,444
7,828	ASML Holding NV (Netherlands)	336,526
21,235	Broadcom Corp. (Class A Stock)*	729,210
75,996	QUALCOMM, Inc.	4,470,084

		5,982,264

Software — 2.6%
20,800	Autodesk, Inc.*	748,800
6,180	Cerner Corp.*(a)	376,300
39,794	Check Point Software Technologies Ltd. (Israel)*(a)	2,240,004
2,430	Citrix Systems, Inc.*	158,460
6,160	MSCI, Inc. (Class A Stock)*	200,693
10,520	Nuance Communications, Inc.*(a)	300,030
20,440	Red Hat, Inc.*	947,803
6,350	VeriFone Systems, Inc.*	271,145
1,810	VMware, Inc. (Class A Stock)*	165,199

		5,408,434

Textiles, Apparel & Luxury Goods — 3.8%
32,142	Coach, Inc.	2,251,547
7,821	Deckers Outdoor Corp.*	632,328
44,765	NIKE, Inc. (Class B Stock)	4,655,112
3,079	VF Corp.	404,858

		7,943,845

Tobacco — 0.5%
13,560	Philip Morris International, Inc.	1,013,881

Transportation — 2.9%
15,464	Expeditors International of Washington, Inc.	690,467
13,800	Kansas City Southern*	947,232

38,112	Union Pacific Corp.	4,356,583

		5,994,282

	TOTAL COMMON STOCKS (cost $155,406,959)	203,231,906

PREFERRED STOCK — 0.5%
Financial - Bank & Trust
35,375	Wells Fargo & Co., Series J, 8.00% (cost $806,499)	1,032,242

	TOTAL LONG-TERM INVESTMENTS (cost $156,213,458)	204,264,148

SHORT-TERM INVESTMENT — 8.3%
AFFILIATED MONEY MARKET MUTUAL FUND
17,193,770	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $17,193,770; includes $13,494,866 of cash collateral for securities on loan)(b)(w)	17,193,770

	TOTAL INVESTMENTS — 106.8% (cost $173,407,228)(p)	221,457,918
	LIABILITIES IN EXCESS OF OTHER ASSETS — (6.8%)	(14,194,358)

	NET ASSETS — 100%	$207,263,560

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,030,305; cash collateral of $13,494,866 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of Investments was $177,643,020; accordingly, net unrealized appreciation on investments for federal income tax purposes was $43,814,898 (gross unrealized appreciation $46,362,866; gross unrealized depreciation $2,547,968). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$203,231,906	$—	$—
Preferred Stock	1,032,242	—	—
Affiliated Money Market Mutual Fund	17,193,770	—	—

Total	$221,457,918	$—	$—

Large Capitalization Value Portfolio

Schedule of Investments

as of January 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Aerospace & Defense — 4.1%
13,165	Boeing Co. (The)	$ 976,580
10,100	Embraer SA, ADR (Brazil)	276,942
7,116	General Dynamics Corp.	492,143
2,283	Huntington Ingalls Industries, Inc.*	86,023
24,293	Lockheed Martin Corp.(a)	1,999,800
48,300	Northrop Grumman Corp.	2,803,815
20,281	United Technologies Corp.	1,589,016

		8,224,319

Air Freight & Logistics — 0.2%
5,000	FedEx Corp.(a)	457,450

Auto Parts and Equipment — 1.1%
39,057	Johnson Controls, Inc.(a)	1,240,841
24,200	Magna International, Inc. (Canada)	1,000,428

		2,241,269

Automobiles — 0.2%
12,772	Ford Motor Co.	158,628
6,200	Harley-Davidson, Inc.	273,978

		432,606

Beverages — 0.6%
14,100	Molson Coors Brewing Co. (Class B Stock)	604,749
10,674	PepsiCo, Inc.	700,962

		1,305,711

Biotechnology — 0.8%
24,828	Amgen, Inc.	1,686,070

Capital Markets — 1.3%
13,316	Goldman Sachs Group, Inc. (The)	1,484,335
28,574	State Street Corp.	1,119,529

		2,603,864

Chemicals — 0.8%
5,302	Air Products & Chemicals, Inc.	466,735
3,500	CF Industries Holdings, Inc.	620,830
6,500	PPG Industries, Inc.	582,270

		1,669,835

Commercial Banks — 6.6%
79,893	Fifth Third Bancorp	1,039,408
85,395	KeyCorp	663,519
68,345	PNC Financial Services Group, Inc.	4,026,887
78,400	Regions Financial Corp.	409,248
29,177	U.S. Bancorp	823,375
219,380	Wells Fargo & Co.	6,408,090

		13,370,527

Communication Equipment
4,400	Cisco Systems, Inc.	86,372

Computers & Peripherals — 2.8%
5,779	Apple, Inc.*	2,637,998
105,375	Hewlett-Packard Co.	2,948,392

		5,586,390

Consumer Finance — 0.4%
19,500	Capital One Financial Corp.(a)	892,125

Diversified Consumer Services — 0.4%
46,100	H&R Block, Inc.	754,196

Diversified Financial Services — 6.2%
33,802	American Express Co.	1,694,832
8,895	Ameriprise Financial, Inc.	476,327
146,186	Bank of America Corp.	1,042,306
74,651	Citigroup, Inc.	2,293,279
190,026	JPMorgan Chase & Co.	7,087,970

		12,594,714

Diversified Telecommunication Services — 2.2%
126,091	AT&T, Inc.	3,708,336
21,890	CenturyLink, Inc.	810,587

		4,518,923

Electric Utilities — 4.3%
64,847	American Electric Power Co., Inc.	2,565,347
49,300	Edison International	2,023,272
40,300	Exelon Corp.(a)	1,603,134
24,907	PG&E Corp.	1,012,719
56,186	PPL Corp.	1,561,409

		8,765,881

Electronic Equipment & Instruments — 0.9%
55,000	Corning, Inc.	707,850
15,425	TE Connectivity Ltd. (Switzerland)	525,992
12,453	Thermo Fisher Scientific, Inc.*	658,764

		1,892,606

Energy Equipment & Services — 1.3%
9,800	Diamond Offshore Drilling, Inc.(a)	610,540
11,900	Ensco PLC, ADR (United Kingdom)	626,416
22,772	Sempra Energy	1,295,727

		2,532,683

Food & Staples Retailing — 3.2%
88,418	CVS Caremark Corp.	3,691,451
25,300	Kroger Co. (The)	601,128
45,800	Safeway, Inc.(a)	1,006,684
19,416	Wal-Mart Stores, Inc.	1,191,366

		6,490,629

Food Products — 2.1%
46,600	ConAgra Foods, Inc.	1,242,822
36,998	Kraft Foods, Inc. (Class A Stock)	1,417,023
11,686	Nestle SA, ADR (Switzerland)(a)	672,296
28,109	Unilever NV (Netherlands)	937,435

		4,269,576

Forest & Paper Products — 0.3%
22,500	International Paper Co.	700,650

Healthcare Equipment & Supplies — 0.4%
12,000	Medtronic, Inc.	462,840
5,700	Zimmer Holdings, Inc.*	346,275

		809,115

Healthcare Products — 0.5%
19,570	Covidien PLC (Ireland)	1,007,855

Healthcare Providers & Services — 2.0%
24,300	CIGNA Corp.	1,089,369
6,049	Humana, Inc.	538,482
46,256	UnitedHealth Group, Inc.	2,395,598

		4,023,449

Hotels, Restaurants & Leisure — 0.6%
23,126	Carnival Corp. (Panama)(a)	698,405
6,100	McDonald’s Corp.	604,205

		1,302,610

Household Products — 0.6%
16,700	Kimberly-Clark Corp.	1,195,052

Industrial Conglomerates — 2.1%
223,255	General Electric Co.	4,177,101

Insurance — 6.7%
14,944	ACE Ltd. (Switzerland)	1,040,103
117,200	Allstate Corp. (The)	3,381,220
24,179	Aon Corp.	1,170,989
500	Loews Corp.	18,655
102,534	MetLife, Inc.	3,622,526
30,596	Travelers Cos., Inc. (The)	1,783,747
33,200	Unum Group	757,956
86,679	XL Group PLC (Ireland)	1,756,983

		13,532,179

IT Services — 1.4%
14,528	International Business Machines Corp.	2,798,093

Leisure Equipment & Products — 0.3%
20,900	Mattel, Inc.(a)	647,900

Machinery — 1.8%
9,000	Cummins, Inc.	936,000
7,116	Deere & Co.	613,043
28,500	PACCAR, Inc.	1,259,700
9,500	Parker Hannifin Corp.	766,460

		3,575,203

Media — 3.2%
22,400	CBS Corp. (Class B Stock)	637,952
32,023	Comcast Corp. (Class A Stock)(a)	851,492
54,100	Comcast Corp. (Special Class A Stock)	1,379,009
8,900	Interpublic Group of Cos., Inc. (The)	91,937
52,067	Time Warner, Inc.	1,929,603
39,139	Walt Disney Co. (The)	1,522,507

		6,412,500

Metals & Mining — 1.7%
14,232	BHP Billiton Ltd., ADR (Australia)(a)	1,130,590
51,403	Freeport-McMoRan Copper & Gold, Inc.	2,375,333

		3,505,923

Multi-Utilities — 1.5%
12,400	Dominion Resources, Inc.	620,496
77,727	Public Service Enterprise Group, Inc.	2,358,237

		2,978,733

Multiline Retail — 0.9%
22,200	J.C. Penney Co., Inc.(a)	922,410
17,881	Kohl’s Corp.	822,347

		1,744,757

Office Electronics — 0.6%
159,500	Xerox Corp.(a)	1,236,125

Oil, Gas & Consumable Fuels — 11.8%
12,453	Anadarko Petroleum Corp.	1,005,206
13,981	Apache Corp.	1,382,441
12,453	Baker Hughes, Inc.	611,816
35,900	Chesapeake Energy Corp.(a)	758,567

38,449	Chevron Corp.	3,963,323
71,040	ConocoPhillips	4,845,638
23,484	Exxon Mobil Corp.	1,966,550
12,453	Hess Corp.	701,104
41,200	Marathon Oil Corp.	1,293,268
20,637	Occidental Petroleum Corp.	2,058,954
24,963	Peabody Energy Corp.	850,989
25,200	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)(a)	1,848,168
35,400	Total SA, ADR (France)	1,875,138
28,300	Valero Energy Corp.(a)	678,917

		23,840,079

Pharmaceuticals — 8.7%
21,200	Abbott Laboratories	1,147,980
47,900	Eli Lilly & Co.	1,903,546
75,239	Johnson & Johnson	4,959,003
82,058	Merck & Co., Inc.	3,139,539
10,100	Novartis AG, ADR (Switzerland)	549,036
249,565	Pfizer, Inc.	5,340,691
16,400	Sanofi, ADR (France)	608,932

		17,648,727

Professional Services — 0.2%
9,700	Manpower, Inc.	389,067

Railroads — 1.0%
16,941	Union Pacific Corp.	1,936,526

Real Estate Investment Trusts — 2.6%
104,500	Annaly Capital Management, Inc.	1,759,780
8,717	AvalonBay Communities, Inc.(a)	1,185,599
10,852	Boston Properties, Inc.	1,129,151
8,895	Simon Property Group, Inc.	1,208,475

		5,283,005

Retail & Merchandising — 1.4%
14,818	Macy’s, Inc.	499,218
8,184	Target Corp.	415,829
27,753	TJX Cos., Inc. (The)	1,891,090

		2,806,137

Semiconductors & Semiconductor Equipment — 1.0%
72,700	Intel Corp.	1,920,734
92	Rovi Corp.*(a)	2,952

		1,923,686

Software — 4.6%
58,658	CA, Inc.(a)	1,512,203
206,109	Microsoft Corp.	6,086,399
61,959	Oracle Corp.	1,747,244

		9,345,846

Specialty Retail — 0.9%
70,900	Gap, Inc. (The)	1,345,682
8,611	Home Depot, Inc. (The)	382,242

		1,727,924

Tobacco — 0.8%
20,900	Altria Group, Inc.	593,560
12,317	Philip Morris International, Inc.	920,942

		1,514,502

Wireless Telecommunication Services — 1.3%
97,883	Vodafone Group PLC, ADR (United Kingdom)	2,651,650

	TOTAL LONG-TERM INVESTMENTS (cost $165,682,302)	199,090,140

SHORT-TERM INVESTMENT — 11.1%
AFFILIATED MONEY MARKET MUTUAL FUND
22,517,967	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $22,517,967; includes $18,990,995 of cash collateral for securities on loan)(b)(w)	22,517,967

	TOTAL INVESTMENTS — 109.5% (cost $188,200,269)(p)	221,608,107
	LIABILITIES IN EXCESS OF OTHER ASSETS — (9.5%)	(19,299,379)

	NET ASSETS — 100%	$202,308,728

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,561,892; cash collateral of $18,990,995 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of Investments was $198,527,154; accordingly, net unrealized appreciation on investments for federal income tax purposes was $23,080,953 (gross unrealized appreciation $27,052,269; gross unrealized depreciation $3,971,316). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$199,090,140	$—	$—
Affiliated Money Market Mutual Fund	22,517,967	—	—

Total	$221,608,107	$—	$—

Small Capitalization Growth Portfolio

Schedule of Investments

as of January 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS
Aerospace & Defense — 2.0%
31,974	Triumph Group, Inc.(a)	$ 2,000,613

Airlines — 0.9%
140,499	JetBlue Airways Corp.*(a)	833,159
5,120	Spirit Airlines, Inc.*	85,965

		919,124

Automotive Parts — 1.2%
70,217	Meritor, Inc.*	440,963
14,371	WABCO Holdings, Inc.*	745,136

		1,186,099

Banks — 0.3%
4,900	Signature Bank*	284,935

Biotechnology — 1.6%
9,900	Incyte Corp.*(a)	175,230
21,000	NPS Pharmaceuticals, Inc.*	161,280
17,942	Seattle Genetics, Inc.*(a)	339,642
5,000	Sequenom, Inc.*	21,550
16,100	United Therapeutics Corp.*	791,798
6,972	Verastem, Inc.	76,692

		1,566,192

Building Materials — 0.5%
14,078	Texas Industries, Inc.(a)	440,078

Chemicals — 2.5%
80,709	Huntsman Corp.	1,027,426
17,464	Intrepid Potash, Inc.*	417,215
6,300	Kraton Performance Polymers, Inc.*	179,172
800	NewMarket Corp.	172,952
15,131	Quaker Chemical Corp.	670,303

		2,467,068

Clothing & Apparel — 0.3%
17,600	Crocs, Inc.*	334,752

Commercial Banks — 1.0%
7,400	Bank of the Ozarks, Inc.	207,126
870	SVB Financial Group*	50,495
5,700	Texas Capital Bancshares, Inc.*	180,804
8,765	UMB Financial Corp.	338,154
14,100	Walker & Dunlop, Inc.*	167,508

		944,087

Commercial Services — 4.8%
21,428	Acacia Research - Acacia Technologies*	881,977
54,485	Geo Group, Inc. (The)*	957,846
59,250	Monster Worldwide, Inc.*	426,600
31,118	PAREXEL International Corp.*	749,944
17,984	Sotheby’s	603,004
32,340	Waste Connections, Inc.	1,044,905

		4,664,276

Computer Services & Software — 3.8%
30,563	3D Systems Corp.*(a)	584,364
16,123	ANSYS, Inc.*	975,280
62,065	Fortinet, Inc.*	1,415,703
9,400	Mitek Systems, Inc.*	82,344
17,206	Riverbed Technology, Inc.*	411,912
6,900	Taleo Corp. (Class A Stock)*	248,469

		3,718,072

Consumer Durables — 0.1%
8,600	Skullcandy, Inc.*	115,670

Distribution/Wholesale — 1.0%
7,700	MWI Veterinary Supply, Inc.*	604,527
6,700	WESCO International, Inc.*	421,296

		1,025,823

Diversified Financial Services — 0.6%
31,854	Duff & Phelps Corp. (Class A Stock)	488,322
4,600	Financial Engines, Inc.*	110,170

		598,492

Electronic Components — 4.3%
21,458	Coherent, Inc.*	1,199,073
12,400	FARO Technologies, Inc.*	673,072
11,400	II-VI, Inc.*	262,314
13,236	OYO Geospace Corp.*	1,164,900
49,482	Universal Electronics, Inc.*	915,417

		4,214,776

Electronic Components & Equipment — 2.1%
13,582	Cymer, Inc.*(a)	676,248
43,932	GrafTech International Ltd.*	721,363
14,487	Universal Display Corp.*(a)	610,048

		2,007,659

Energy - Alternate Sources — 0.1%
3,190	Clean Energy Fuels Corp.*	47,722
9,700	Gevo, Inc.*	84,196

		131,918

Entertainment & Leisure — 3.7%
29,700	Bally Technologies, Inc.*(a)	1,253,934
48,862	Pinnacle Entertainment, Inc.*	473,961
147,692	Shuffle Master, Inc.*	1,890,458

		3,618,353

Food — 1.1%
3,700	Chefs’ Warehouse Holdings, Inc. (The)*	78,181
22,040	Fresh Market, Inc. (The)*(a)	949,042

		1,027,223

Hand/Machine Tools — 0.7%
12,061	Regal-Beloit Corp.	684,703

Healthcare Products — 1.1%
10,580	Cooper Cos., Inc. (The)	763,241
8,100	Greatbatch, Inc.*	189,702
11,500	Merit Medical Systems, Inc.*	162,265

		1,115,208

Healthcare Services — 3.6%
10,959	Acadia Healthcare Co., Inc.*	134,138
7,441	Air Methods Corp.*	627,276
11,177	AMERIGROUP Corp.*(a)	760,148
27,195	Centene Corp.*	1,229,214
21,322	ICON PLC, ADR (Ireland)*	415,992
1,846	IPC The Hospitalist Co., Inc.*	62,192
9,340	Molina Healthcare, Inc.*	285,898

		3,514,858

Home Furnishings — 0.8%
26,758	DTS, Inc.*	758,054

Hotels & Motels — 0.5%
59,033	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	499,419

Insurance — 0.9%
27,462	Validus Holdings Ltd. (Bermuda)	880,706

Internet Services — 3.4%
4,400	AboveNet, Inc.*	292,380
11,900	NutriSystem, Inc.(a)	141,610
5,500	Rackspace Hosting, Inc.*(a)	238,755
4,800	Saba Software, Inc.*	47,712
97,134	Sapient Corp.	1,253,029
7,200	Sourcefire, Inc.*(a)	223,344
44,019	TIBCO Software, Inc.*	1,147,575

		3,344,405

Investment Company — 0.4%
39,035	KKR Financial Holdings LLC	345,460

Machinery & Equipment — 2.0%
4,140	Chart Industries, Inc.*	230,846
3,600	Gorman-Rupp Co. (The)	112,968
1,700	Lindsay Corp.	103,921
2,900	Middleby Corp.*	278,835
3,740	Robbins & Myers, Inc.	181,614
6,500	Tennant Co.	250,120
20,130	Terex Corp.*	398,574
12,508	Twin Disc, Inc.(a)	386,873

		1,943,751

Manufacturing — 1.1%
6,243	Colfax Corp.*	189,538
17,080	Polypore International, Inc.*(a)	650,406
3,300	Raven Industries, Inc.	214,137

		1,054,081

Media — 0.1%
11,753	Sinclair Broadcast Group, Inc. (Class A Stock)	144,327

Medical Supplies & Equipment — 6.4%
33,245	ArthroCare Corp.*	1,027,603
53,461	Bruker Corp.*	759,146
22,141	Cepheid, Inc.*	975,533
36,906	Quality Systems, Inc.(a)	1,496,907
24,342	Sirona Dental Systems, Inc.*	1,176,936
19,530	Thoratec Corp.*(a)	574,182
3,800	Zoll Medical Corp.*	260,604

		6,270,911

Metal Fabricate/Hardware — 1.1%
41,039	RTI International Metals, Inc.*	1,032,952

Metals & Mining — 2.1%
7,600	Allied Nevada Gold Corp.*	273,068
15,728	Cloud Peak Energy, Inc.*	298,046
25,699	Northwest Pipe Co.*	586,194
54,682	Titanium Metals Corp.	841,009
739	US Silica Holdings, Inc.*	12,563

		2,010,880

Miscellaneous Manufacturers — 0.6%
22,826	Hexcel Corp.*	572,248

Oil, Gas & Consumable Fuels — 6.4%
20,400	Cheniere Energy, Inc.*	260,916
5,552	Dril-Quip, Inc.*	366,265
25,787	Gulfport Energy Corp.*	847,619
3,700	Hornbeck Offshore Services, Inc.*	120,953
31,290	Kodiak Oil & Gas Corp. (Canada)*	283,800
31,321	Lufkin Industries, Inc.(a)	2,355,966
57,900	Magnum Hunter Resources Corp.*(a)	341,031
44,374	Oasis Petroleum, Inc.*(a)	1,497,179
6,700	Rex Energy Corp.*	63,382
7,900	Tesco Corp. (Canada)*	109,652

		6,246,763

Paper & Forest Products — 0.1%
1,917	Schweitzer-Mauduit International, Inc.	133,289

Pharmaceuticals — 6.1%
24,398	Achillion Pharmaceuticals, Inc.*	270,574
29,200	Akorn, Inc.*	334,632
5,130	Alkermes PLC (Ireland)*	96,495
10,336	BioMarin Pharmaceutical, Inc.*	368,685
23,781	Catalyst Health Solutions, Inc.*(a)	1,302,248
22,340	Dusa Pharmaceuticals, Inc.*	107,232
3,882	Herbalife Ltd. (Cayman Islands)	224,690
3,270	Idenix Pharmaceuticals, Inc.*	43,785
5,300	Jazz Pharmaceuticals, Inc. (Ireland)*	246,450
5,600	Medivation, Inc.*	310,296
13,319	Onyx Pharmaceuticals, Inc.*	545,280
11,430	Sagent Pharmaceuticals, Inc.*	253,860
31,762	Salix Pharmaceuticals Ltd.*(a)	1,530,929
17,007	Theravance, Inc.*	301,704

		5,936,860

Real Estate Investment Trusts — 0.7%
700	Mid-America Apartment Communities, Inc.	44,744
40,276	Redwood Trust, Inc.(a)	473,243
5,400	Tanger Factory Outlet Centers	159,300

		677,287

Restaurants — 2.0%
28,921	BJ’s Restaurants, Inc.*(a)	1,446,917
9,760	Bravo Brio Restaurant Group, Inc.*	187,880
18,130	Texas Roadhouse, Inc.	274,851

		1,909,648

Retail — 8.0%
26,989	Cash America International, Inc.(a)	1,183,737
33,124	Chico’s FAS, Inc.	378,939
44,055	Genesco, Inc.*(a)	2,690,439
48,976	GNC Holdings, Inc. (Class A Stock)*	1,347,330
14,890	Sally Beauty Holdings, Inc.*	307,032
45,537	Vitamin Shoppe, Inc.*(a)	1,946,251

		7,853,728

Retail & Merchandising — 4.6%
8,200	Aeropostale, Inc.*	134,234
13,800	Body Central Corp.*	370,944
20,430	Cost Plus, Inc.*	276,826
12,980	EZCORP, Inc. (Class A Stock)*	348,124
15,000	Finish Line, Inc. (The)(Class A Stock)	317,250
29,833	Francesca’s Holdings Corp.*	661,398
9,400	Hibbett Sports, Inc.*	450,542
5,952	Mattress Firm Holding Corp.*(a)	196,594

7,000	Rush Enterprises, Inc. (Class A Stock)*	161,070
21,457	Steven Madden Ltd.*(a)	882,741
6,700	Teavana Holdings, Inc.*	127,166
6,000	Ulta Salon Cosmetics & Fragrance, Inc.*	457,320
37,200	Wet Seal, Inc. (The) (Class A Stock)*	130,200

		4,514,409

Semiconductors — 2.9%
21,230	Cavium, Inc.*(a)	682,332
9,100	Inphi Corp.*	133,497
19,578	Integrated Device Technology, Inc.*	124,125
9,000	Microsemi Corp.*	178,020
9,300	Monolithic Power Systems, Inc.*	152,427
1,640	Nanometrics, Inc.*	33,210
62,608	Teradyne, Inc.*(a)	1,023,641
18,827	Veeco Instruments, Inc.*(a)	459,567

		2,786,819

Software — 6.2%
37,537	Allscripts Healthcare Solutions, Inc.*	717,708
110,335	Compuware Corp.*	865,027
266	Guidewire Software, Inc.	4,796
16,651	Informatica Corp.*	704,337
2,958	Jive Software, Inc.	43,926
36,259	MedAssets, Inc.*	382,895
18,418	Medidata Solutions, Inc.*	384,936
10,525	Opnet Technologies, Inc.(a)	373,111
28,483	Progress Software Corp.*	664,508
43,251	QLIK Technologies, Inc.*(a)	1,219,678
7,800	Synchronoss Technologies, Inc.*	260,676
6,500	Ultimate Software Group, Inc.*	433,485

		6,055,083

Telecommunications — 4.1%
18,756	Acme Packet, Inc.*(a)	548,238
12,630	Aruba Networks, Inc.*	280,134
15,725	EZchip Semiconductor Ltd. (Israel)*(a)	513,893
9,400	Finisar Corp.*	190,444
3,590	InterDigital, Inc.(a)	133,979
17,594	IPG Photonics Corp.*	928,787
13,100	Ixia*	159,951
20,600	Neonode, Inc.*	94,760
26,992	NICE Systems Ltd., ADR (Israel)*	970,632
26,500	ShoreTel, Inc.*	173,575

		3,994,393

Transportation — 1.9%
12,895	Atlas Air Worldwide Holdings, Inc.*	614,253
5,100	HUB Group, Inc. (Class A Stock)*	174,573
17,603	Landstar System, Inc.	900,394

10,782	Roadrunner Transportation Systems, Inc.*	162,161

		1,851,381

	TOTAL LONG-TERM INVESTMENTS (cost $79,569,742)	97,396,833

SHORT-TERM INVESTMENT — 19.9%
AFFILIATED MONEY MARKET MUTUAL FUND
19,419,664	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $19,419,664; includes $18,973,147 of cash collateral for securities on loan)(b)(w)	19,419,664

	TOTAL INVESTMENTS — 119.6% (cost $98,989,406)(p)	116,816,497
	LIABILITIES IN EXCESS OF OTHER ASSETS — (19.6%)	(19,103,011)

	NET ASSETS — 100%	$97,713,486

The following abbreviation is used in the Portfolio descriptions:

ADR — American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,459,088; cash collateral of $18,973,147 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of Investments was $99,789,749; accordingly, net unrealized appreciation on investments for federal income tax purposes was $17,026,748 (gross unrealized appreciation $20,591,168; gross unrealized depreciation $3,564,420). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$97,396,833	$—	$—
Affiliated Money Market Mutual Fund	19,419,664	—	—

Total	$116,816,497	$—	$—

Small Capitalization Value Portfolio

Schedule of Investments

as of January 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 95.4%
COMMON STOCKS — 93.8%
Aerospace & Defense — 3.3%
133,800	AAR Corp.	$ 2,835,222
51,600	Alliant Techsystems, Inc.	3,065,556
24,248	BE Aerospace, Inc.*	1,023,266
105,500	Curtiss-Wright Corp.	3,941,480
7,200	Ducommun, Inc.	104,040
55,000	Elbit Systems Ltd. (Israel)	2,268,750
4,200	Esterline Technologies Corp.*	256,830
268,900	Hexcel Corp.*(a)	6,741,323
12,500	Kratos Defense & Security Solutions, Inc.*	84,875
16,900	LMI Aerospace, Inc.*	334,451
102,075	Moog, Inc. (Class A Stock)*	4,350,436
107,386	Teledyne Technologies, Inc.*	6,095,229
37,531	Triumph Group, Inc.(a)	2,348,315

		33,449,773

Air Freight & Logistics — 0.2%
43,050	Atlas Air Worldwide Holdings, Inc.*	2,050,687

Airlines — 0.2%
9,900	Alaska Air Group, Inc.*	753,687
45,500	JetBlue Airways Corp.*	269,815
45,500	Republic Airways Holdings, Inc.*	250,705
5,100	Spirit Airlines, Inc.*	85,629
71,200	US Airways Group, Inc.*(a)	600,928

		1,960,764

Auto Parts and Equipment — 0.2%
134,723	Cooper Tire & Rubber Co.	2,028,928
11,000	Superior Industries International, Inc.	199,870

		2,228,798

Banks — 1.5%
1,590	1st Source Corp.	39,814
1,900	BancFirst Corp.	76,304
3,800	Bank of the Ozarks, Inc.	106,362
8,300	BBCN Bancorp, Inc.*	83,996
1,200	Camden National Corp.	41,280
70,582	Cardinal Financial Corp.	791,224
8,300	Cathay General Bancorp	130,642
5,000	Central Pacific Financial Corp.*	68,150
3,400	Chemical Financial Corp.	76,942
6,500	City Holding Co.(a)	231,010
9,400	CoBiz Financial, Inc.	56,212
4,100	Columbia Banking System, Inc.	86,100
3,900	Community Bank System, Inc.	106,704
6,300	Community Trust Bancorp, Inc.	194,103
4,600	Dime Community Bancshares, Inc.	63,388
5,300	East West Bancorp, Inc.	116,388
7,000	Financial Institutions, Inc.	119,630
65,128	First Financial Bancorp	1,131,925
18,100	First Niagara Financial Group, Inc.	173,217
2,200	Great Southern Bancorp, Inc.	53,460
54,545	Hancock Holding Co.	1,810,894
14,312	Hanmi Financial Corp.*	117,931
28,258	IBERIABANK Corp.	1,477,328
6,400	Independent Bank Corp.(a)	177,536
3,600	Lakeland Financial Corp.	91,224
10,000	MainSource Financial Group, Inc.	93,900
22,000	Oriental Financial Group, Inc. (Puerto Rico)	251,680

5,900	Peoples Bancorp, Inc.	92,394
29,100	Pinnacle Financial Partners, Inc.*(a)	490,044
3,351	Republic Bancorp, Inc. (Class A Stock)	85,149
10,700	Sierra Bancorp	97,691
11,842	Signature Bank*	688,612
4,369	Southside Bancshares, Inc.	93,496
20,900	Southwest Bancorp, Inc.*	174,515
6,100	Sterling Financial Corp.*	111,996
66,521	TCF Financial Corp.	667,871
200	Tower Bancorp, Inc.	6,158
300	Trico Bancshares	4,482
125,100	United Bankshares, Inc.(a)	3,491,541
9,200	Virginia Commerce Bancorp, Inc.*	81,512
2,600	Washington Trust Bancorp, Inc.	64,194
28,300	Webster Financial Corp.	599,960
4,500	WesBanco, Inc.	89,820
11,500	West Bancorp, Inc.	111,780
4,660	West Coast Bancorp*	74,467
30,600	Wilshire Bancorp, Inc.*	107,100
1,200	WSFS Financial Corp.	46,692

		14,946,818

Beverages — 0.3%
104,700	Embotelladora Andina SA, ADR (Class B Stock) (Chile)	2,900,190

Biotechnology — 0.1%
24,400	Cambrex Corp.*	191,784
3,900	Emergent Biosolutions, Inc.*	66,183
11,200	Incyte Corp.*(a)	198,240
166,200	Lexicon Pharmaceuticals, Inc.*	240,990
17,700	RTI Biologics, Inc.*	61,065

		758,262

Broadcasting — 0.1%
52,120	Entercom Communications Corp. (Class A Stock)*(a)	402,366
22,900	LIN TV Corp. (Class A Stock)*	92,287

		494,653

Building Materials
12,200	Interline Brands, Inc.*	207,522

Building Products — 0.5%
74,950	A.O. Smith Corp.	3,183,876
43,825	Lennox International, Inc.	1,586,465

		4,770,341

Business Services — 0.4%
2,500	ABM Industries, Inc.	54,250
96,400	URS Corp.*	3,966,860

		4,021,110

Capital Markets — 1.5%
57,770	Federated Investors, Inc. (Class B Stock)(a)	986,712
176,700	Jefferies Group, Inc.(a)	2,687,607
97,250	LPL Investment Holdings, Inc.*	3,194,662
239,875	Raymond James Financial, Inc.	8,395,625

		15,264,606

Chemicals — 5.1%
90,800	Cabot Corp.	3,286,960
22,721	Cytec Industries, Inc.	1,132,869
101,200	Ferro Corp.*	684,112
9,200	Fuller (H.B.) Co.	263,304
16,500	Georgia Gulf Corp.*	578,325
85,101	Huntsman Corp.	1,083,336
112,379	Innophos Holdings, Inc.	5,609,960
1,400	Innospec, Inc.*	45,318
45,800	International Flavors & Fragrances, Inc.	2,556,098
53,675	Kraton Performance Polymers, Inc.*	1,526,517

126,600	Methanex Corp. (Canada)	3,440,988
20,400	NewMarket Corp.(a)	4,410,276
51,200	Olin Corp.	1,136,640
36,450	OM Group, Inc.*	988,888
4,000	PolyOne Corp.	57,680
3,200	Rockwood Holdings, Inc.*	161,600
246,350	Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	11,667,136
147,050	Sensient Technologies Corp.	5,826,121
11,000	Solutia, Inc.*	302,500
23,900	TPC Group, Inc.*	785,115
140,800	Valspar Corp. (The)	6,088,192

		51,631,935

Clothing & Apparel — 0.2%
54,657	G & K Services, Inc. (Class A Stock)	1,796,029
11,600	Iconix Brand Group, Inc.*	213,556
5,600	Maidenform Brands, Inc.*	112,000
3,100	Warnaco Group, Inc. (The)*	180,575

		2,302,160

Commercial Banks — 3.6%
228,375	Associated Banc-Corp.	2,845,553
49,614	BancorpSouth, Inc.(a)	557,165
118,950	Bank of Hawaii Corp.(a)	5,438,394
4,500	Banner Corp.	88,380
6,200	Citizens & Northern Corp.	130,262
1,200	CNB Financial Corp.	19,812
55,900	Cullen/Frost Bankers, Inc.	3,111,953
4,400	Enterprise Financial Services Corp.	54,516
600	First Bancorp, Inc.	9,594
17,000	First Busey Corp.	85,170
2,200	First Financial Corp.	77,044
166,809	First Horizon National Corp.(a)	1,456,243
1,200	First of Long Island Corp. (The)	31,908
300,815	FirstMerit Corp.	4,719,787
1,200	German American Bancorp, Inc.	24,144
2,596	Hudson Valley Holding Corp.	56,982
1,200	Merchants Bancshares, Inc.	34,140
101,829	National Penn Bancshares, Inc.	884,894
3,528	Orrstown Financial Services, Inc.	26,707
145,125	Prosperity Bancshares, Inc.	6,024,139
2,200	S.Y. Bancorp, Inc.	48,246
17,700	Susquehanna Bancshares, Inc.	161,778
355,883	Trustmark Corp.(a)	8,388,162
112,557	Zions Bancorp.(a)	1,895,460

		36,170,433

Commercial Services — 0.2%
88,900	Cenveo, Inc.*	297,815
2,600	Gartner, Inc.*	98,566
20,900	Lincoln Educational Services Corp.	182,457
3,900	Mac-Gray Corp.	54,366
20,200	Stewart Enterprises, Inc. (Class A Stock)	124,230
6,400	Team, Inc.*	186,816
2,300	TeleTech Holdings, Inc.*	39,008
71,072	TNS, Inc.*	1,310,568

		2,293,826

Commercial Services & Supplies — 2.2%
115,500	Brink’s Co. (The)	3,255,945
39,175	Consolidated Graphics, Inc.*	1,989,698
169,775	Corrections Corp. of America*	3,994,806
15,057	DFC Global Corp.*	296,623
195,400	Ennis, Inc.	3,231,916
196,450	KAR Auction Services, Inc.*(a)	2,895,673
14,900	Kelly Services, Inc. (Class A Stock)	240,784
70,675	McGrath RentCorp	2,250,292

11,200	Navigant Consulting, Inc.*	143,472
40,700	PHH Corp.*	471,713
74,970	School Specialty, Inc.*(a)	241,403
57,100	UniFirst Corp.	3,447,698

		22,460,023

Communications Equipment — 0.3%
60,550	ADTRAN, Inc.	2,096,847
136,400	Calix, Inc.*	1,032,548

		3,129,395

Computer Hardware
7,600	Aspen Technology, Inc.*	136,876
18,700	CIBER, Inc.*	81,345
4,700	Mercury Computer Systems, Inc.*	62,933
7,180	Radisys Corp.*	43,295

		324,449

Computer Services & Software — 1.4%
233,821	Brocade Communications Systems, Inc.*	1,311,736
9,000	Electronics for Imaging, Inc.*	154,440
4,800	Fusion-io, Inc.*(a)	110,928
122,300	Global Payments, Inc.	6,117,446
7,500	Imation Corp.*	44,475
13,407	JDA Software Group, Inc.*	395,104
6,800	Mantech International Corp. (Class A Stock)(a)	239,020
2,800	NetScout Systems, Inc.*	57,848
76,970	Parametric Technology Corp.*	1,937,335
7,100	Quest Software, Inc.*	144,485
2,300	Rimage Corp.	28,612
3,700	Semtech Corp.*	105,450
6,100	SYNNEX Corp.*	220,698
48,623	Synopsys, Inc.*	1,418,819
49,700	Take-Two Interactive Software, Inc.*	775,320
3,300	Unisys Corp.*	69,201
76,311	Xyratex Ltd. (Bermuda)	1,211,819

		14,342,736

Computers & Peripherals — 0.9%
137,602	Diebold, Inc.	4,360,607
172,550	QLogic Corp.*	2,988,566
87,000	Super Micro Computer, Inc.*	1,468,560

		8,817,733

Construction & Engineering — 0.8%
21,500	EMCOR Group, Inc.	619,845
81,000	KBR, Inc.	2,603,340
146,450	MasTec, Inc.*	2,385,670
7,600	Michael Baker Corp.*	186,124
66,500	MYR Group, Inc.*	1,328,670
101,679	Orion Marine Group, Inc.*	736,156
4,200	VSE Corp.	110,082

		7,969,887

Construction Materials — 0.2%
55,475	Eagle Materials, Inc.	1,631,520

Consumer Finance — 0.6%
440,300	Advance America Cash Advance Centers, Inc.	3,465,161
57,825	First Cash Financial Services, Inc.*	2,327,456

		5,792,617

Consumer Products & Services — 1.3%
8,600	American Greetings Corp. (Class A Stock)	123,582
63,111	Central Garden & Pet Co.*	551,590
56,256	Central Garden & Pet Co. (Class A Stock)*	532,182
4,900	GP Strategies Corp.*	72,030
165,400	Helen of Troy Ltd. (Bermuda)*	5,320,918
900	La-Z-Boy, Inc.*	11,862

17,200	Rent-A-Center, Inc.	581,704
97,246	Snap-on, Inc.	5,495,371

		12,689,239

Containers & Packaging — 2.1%
34,600	Graphic Packaging Holding Co.*	173,346
31,014	Greif, Inc. (Class A Stock)	1,502,628
50,304	Owens-Illinois, Inc.*	1,209,811
116,475	Packaging Corp of America	3,277,607
55,600	Rock-Tenn Co. (Class A Stock)	3,439,416
202,125	Silgan Holdings, Inc.	8,400,315
99,900	Sonoco Products Co.	3,126,870

		21,129,993

Cosmetics/Personal Care
4,200	Revlon, Inc. (Class A Stock)*	66,192

Distribution/Wholesale
4,400	Brightpoint, Inc.*	51,568
4,500	Core-Mark Holding Co., Inc.	182,745
4,500	United Stationers, Inc.	145,485

		379,798

Diversified Financial Services — 0.1%
10,600	Artio Global Investors, Inc.	47,594
80,255	Cowen Group, Inc. (Class A Stock)*(a)	216,689
4,200	Edelman Financial Group, Inc.	29,988
49,500	Gleacher & Co., Inc.*	82,665
22,300	SeaCube Container Leasing Ltd. (Bermuda)	344,312
24,438	SWS Group, Inc.	179,619

		900,867

Drugs & Healthcare — 0.3%
71,900	Covance, Inc.*	3,149,939

Electric Utilities — 2.0%
2,200	Chesapeake Utilities Corp.	94,644
62,770	Cleco Corp.	2,495,735
39,975	El Paso Electric Co.	1,391,130
7,700	Empire District Electric Co. (The)	160,391
185,780	Great Plains Energy, Inc.	3,830,784
39,097	IDACORP, Inc.	1,647,939
3,100	MGE Energy, Inc.	139,066
218,681	Portland General Electric Co.	5,453,904
3,100	UIL Holdings Corp.	107,198
13,200	UniSource Energy Corp.	491,832
158,046	Westar Energy, Inc.	4,494,828

		20,307,451

Electrical Equipment — 1.2%
141,043	Belden, Inc.	5,530,296
185,900	EnerSys*	5,387,382
39,878	General Cable Corp.*	1,230,635
5,000	Regal-Beloit Corp.	283,850

		12,432,163

Electronic Equipment & Instruments — 1.2%
237,000	AVX Corp.	3,118,920
6,400	Daktronics, Inc.	70,016
187,525	Digital River, Inc.*	3,002,275
4,400	FEI Co.*	193,864
136,600	Jabil Circuit, Inc.	3,095,356
40,100	ScanSource, Inc.*	1,506,557
95,183	Vishay Intertechnology, Inc.*	1,168,847

		12,155,835

Electronics — 1.5%
262,100	Checkpoint Systems, Inc.*	2,757,292

38,082	Coherent, Inc.*	2,128,022
6,700	DDi Corp.	65,057
168,900	FLIR Systems, Inc.	4,349,175
109,534	Itron, Inc.*	4,248,824
3,000	Littelfuse, Inc.	152,130
13,800	TTM Technologies, Inc.*	169,326
42,805	Watts Water Technologies, Inc. (Class A Stock)	1,650,133

		15,519,959

Energy - Alternate Sources
1,100	FutureFuel Corp.	13,123
16,100	Green Plains Renewable Energy, Inc.*	182,735
10,900	Renewable Energy Group, Inc.*(a)	99,408

		295,266

Energy Equipment & Services — 3.1%
178,600	Bristow Group, Inc.	8,762,116
4,300	Complete Production Services, Inc.*	144,910
125,292	Key Energy Services, Inc.*	1,814,228
101,190	Lufkin Industries, Inc.	7,611,512
52,500	Oil States International, Inc.*	4,183,725
147,900	Patterson-UTI Energy, Inc.	2,790,873
63,100	Tidewater, Inc.	3,397,935
56,425	Unit Corp.*	2,553,231

		31,258,530

Entertainment & Leisure — 0.9%
11,200	Isle of Capri Casinos, Inc.*	56,896
130,400	Life Time Fitness, Inc.*(a)	6,407,856
128,176	Scientific Games Corp. (Class A Stock)*	1,434,289
9,400	Speedway Motorsports, Inc.	150,682
1,800	Town Sports International Holdings, Inc.*	15,966
70,921	WMS Industries, Inc.*(a)	1,552,461

		9,618,150

Environmental Control
83,400	EnergySolutions, Inc.*	296,904

Environmental Services — 0.3%
15,150	Clean Harbors, Inc.*	961,268
12,400	Darling International, Inc.*	189,472
93,316	Tetra Tech, Inc.*	2,158,399

		3,309,139

Financial - Bank & Trust — 0.5%
5,500	Banco Latinoamericano de Comercio Exterior SA (Panama)	101,805
108,522	Boston Private Financial Holdings, Inc.	894,221
27,887	Citizens Republic Bancorp, Inc.*	358,348
7,400	First BanCorp	86,136
6,500	First Merchants Corp.	64,025
169,186	First Midwest Bancorp, Inc.	1,840,744
2,400	Flushing Financial Corp.	31,464
26,200	FNB Corp.	307,064
1,600	Heartland Financial USA, Inc.	26,400
9,115	Lakeland Bancorp, Inc.	90,877
1,600	Park National Corp.(a)	110,768
38,543	Prospect Capital Corp.	397,764
3,400	S&T Bancorp, Inc.	73,814
4,800	StellarOne Corp.	58,944
250,845	Synovus Financial Corp.	436,470
1,700	Tompkins Financial Corp.	68,748
20,302	United Community Banks, Inc.*	154,092

		5,101,684

Financial Services — 1.1%
1,600	Alliance Financial Corp.	49,824
3,700	Berkshire Hills Bancorp, Inc.	83,694
32,400	BGC Partners, Inc. (Class A Stock)	202,824
128,137	CVB Financial Corp.	1,349,282

27,500	Deluxe Corp.	703,175
146,500	Eaton Vance Corp.	3,763,585
11,200	Encore Capital Group, Inc.*	263,200
81,300	First Commonwealth Financial Corp.	450,402
9,700	First Community Bancshares, Inc.	123,772
13,500	Knight Capital Group, Inc. (Class A Stock)*	175,365
34,200	National Financial Partners Corp.*(a)	526,680
5,400	NBT Bancorp, Inc.	121,500
12,700	Nelnet, Inc. (Class A Stock)	313,055
4,100	OceanFirst Financial Corp.	55,555
57,200	Ocwen Financial Corp.*	823,108
82,432	PacWest Bancorp	1,753,329
7,900	Provident Financial Services, Inc.	109,336
6,900	Renasant Corp.	108,882
1,400	Suffolk Bancorp*	17,024
9,100	Trustco Bank Corp.	50,869
7,700	World Acceptance Corp.*(a)	490,644

		11,535,105

Food & Staples Retailing — 1.5%
80,200	Andersons, Inc. (The)	3,252,110
103,067	Casey’s General Stores, Inc.	5,250,233
77,200	Ruddick Corp.	3,114,248
73,100	Weis Markets, Inc.	3,089,937

		14,706,528

Food Products — 0.9%
88,100	Cal-Maine Foods, Inc.(a)	3,344,276
105,217	Corn Products International, Inc.	5,838,491

		9,182,767

Foods — 0.7%
6,700	B&G Foods, Inc.	151,822
107,761	Dole Food Co., Inc.*(a)	1,034,506
18,749	Sanderson Farms, Inc.(a)	955,074
30,200	Spartan Stores, Inc.	565,948
98,500	United Natural Foods, Inc.*	4,338,925

		7,046,275

Furniture
7,200	Knoll, Inc.	114,912

Gas Utilities — 3.4%
66,700	AGL Resources, Inc.	2,768,717
186,675	Atmos Energy Corp.	6,050,137
109,015	South Jersey Industries, Inc.	5,982,743
87,000	Southwest Gas Corp.	3,636,600
200,496	Swift Energy Co.*(a)	6,646,443
113,100	UGI Corp.	3,043,521
141,168	WGL Holdings, Inc.	6,020,815

		34,148,976

Hand/Machine Tools — 0.4%
85,600	Franklin Electric Co., Inc.	4,285,136

Healthcare Equipment & Supplies — 2.9%
136,700	Cantel Medical Corp.	4,315,619
45,300	Cooper Cos., Inc. (The)	3,267,942
21,200	Greatbatch, Inc.*	496,504
139,700	Invacare Corp.	2,386,076
150,357	STERIS Corp.	4,522,738
137,231	Teleflex, Inc.	8,397,165
138,550	West Pharmaceutical Services, Inc.	5,608,504

		28,994,548

Healthcare Products — 0.6%
207,900	PSS World Medical, Inc.*(a)	5,045,733
24,575	Sirona Dental Systems, Inc.*	1,188,201

		6,233,934

Healthcare Providers & Services — 1.3%
131,200	AMERIGROUP Corp.*(a)	8,922,912
4,700	Magellan Health Services, Inc.*	229,454
144,775	Owens & Minor, Inc.	4,402,608

		13,554,974

Healthcare Services — 1.5%
12,592	Almost Family, Inc.*	237,233
133,700	Amedisys, Inc.*	1,403,850
55,460	AmSurg Corp.*	1,428,095
5,200	Assisted Living Concepts, Inc. (Class A Stock)	81,536
53,027	Five Star Quality Care, Inc.*	192,488
91,753	HealthSouth Corp.*	1,769,915
152,300	Healthways, Inc.*	1,151,388
61,575	LifePoint Hospitals, Inc.*	2,474,699
79,598	MEDNAX, Inc.*(a)	5,668,970
600	Molina Healthcare, Inc.*	18,366
26,100	Triple-S Management Corp. (Class B Stock) (Puerto Rico)*(a)	556,713

		14,983,253

Home Builder — 0.3%
119,800	Meritage Homes Corp.*	2,899,160

Home Furnishings
8,000	Select Comfort Corp.*	200,640

Hotels, Restaurants & Leisure — 0.6%
48,700	Choice Hotels International, Inc.	1,769,758
153,629	International Speedway Corp. (Class A Stock)	3,962,092

		5,731,850

Household Durables — 0.1%
46,896	Ethan Allen Interiors, Inc.(a)	1,106,746

Household Products — 0.3%
3,000	Blyth, Inc.(a)	188,850
6,600	Lifetime Brands, Inc.	78,210
69,250	WD-40 Co.	3,028,995

		3,296,055

Industrial Products — 0.3%
40,873	Brady Corp. (Class A Stock)	1,323,059
63,431	Kaydon Corp.	2,164,266

		3,487,325

Insurance — 6.1%
8,700	Alterra Capital Holdings Ltd. (Bermuda)	210,279
392,725	American Equity Investment Life Holding Co.(a)	4,528,119
86,700	American Financial Group, Inc.	3,179,289
4,000	American Safety Insurance Holdings Ltd. (Bermuda)*	87,000
17,200	AMERISAFE, Inc.*	422,776
9,200	AmTrust Financial Services, Inc.	238,556
8,700	Aspen Insurance Holdings Ltd. (Bermuda)	231,072
14,600	Assured Guaranty Ltd. (Bermuda)	226,446
396,300	CNO Financial Group, Inc.*	2,663,136
231,025	Delphi Financial Group, Inc. (Class A Stock)	10,282,923
124,704	Employers Holdings, Inc.	2,239,684
36,837	Endurance Specialty Holdings Ltd. (Bermuda)	1,377,704
1,100	FBL Financial Group, Inc. (Class A Stock)	38,214
152,700	HCC Insurance Holdings, Inc.	4,238,952
77,947	Horace Mann Educators Corp.	1,219,091
94,130	Infinity Property & Casualty Corp.	5,485,896
12,800	Meadowbrook Insurance Group, Inc.	127,616
41,114	Platinum Underwriters Holdings Ltd. (Bermuda)	1,408,155
22,817	ProAssurance Corp.	1,862,552
194,500	Protective Life Corp.	4,864,445
126,052	Reinsurance Group of America, Inc.	6,868,573

48,900	RLI Corp.	3,487,548
8,400	Selective Insurance Group, Inc.	151,032
106,600	State Auto Financial Corp.	1,334,632
9,000	Symetra Financial Corp.	82,980
134,508	Tower Group, Inc.	2,904,028
99,200	United Fire & Casualty Co.	1,947,296

		61,707,994

Internet Services — 0.1%
2,800	Boingo Wireless, Inc.*(a)	22,848
25,659	Comtech Telecommunications Corp.	791,837
3,600	Pandora Media, Inc.*(a)	47,484
11,500	TeleCommunication Systems, Inc. (Class A Stock)*	26,910
39,400	United Online, Inc.	223,792

		1,112,871

Internet Software & Services — 0.2%
88,200	J2 Global, Inc.(a)	2,377,872

Investment Company
16,915	MCG Capital Corp.	79,162

IT Services — 0.7%
130,750	Broadridge Financial Solutions, Inc.	3,134,078
69,067	CACI International, Inc. (Class A Stock)*(a)	4,053,542

		7,187,620

Leisure Equipment & Products — 0.5%
158,992	Callaway Golf Co.	1,065,246
18,400	JAKKS Pacific, Inc.(a)	281,152
81,800	Sturm Ruger & Co., Inc.	3,243,370

		4,589,768

Life Science Tools & Services — 0.4%
187,500	PerkinElmer, Inc.	4,496,250

Machinery — 3.2%
159,825	Actuant Corp. (Class A Stock)(a)	4,051,564
17,450	Applied Industrial Technologies, Inc.	673,221
140,900	Barnes Group, Inc.	3,563,361
47,600	Briggs & Stratton Corp.(a)	743,036
800	Cascade Corp.	45,456
72,500	Crane Co.	3,480,000
128,100	Harsco Corp.	2,847,663
31,831	IDEX Corp.	1,289,792
12,400	ITT Corp.	269,576
41,561	Kadant, Inc.*	1,008,270
87,600	Kennametal, Inc.(a)	3,776,436
147,600	Titan International, Inc.(a)	3,563,064
74,875	Valmont Industries, Inc.	7,855,136

		33,166,575

Machinery & Equipment — 0.2%
2,800	Altra Holdings, Inc.*	53,732
155,492	Intermec, Inc.*	1,312,352
53,745	Terex Corp.*(a)	1,064,151

		2,430,235

Manufacturing — 0.2%
3,100	Ceradyne, Inc.*	102,579
16,400	EnPro Industries, Inc.*(a)	579,084
2,300	Koppers Holdings, Inc.	87,377
2,200	Standex International Corp.	88,198
35,337	Zebra Technologies Corp. (Class A Stock)*	1,337,859

		2,195,097

Media — 1.1%
147,018	Belo Corp. (Class A Stock)	1,092,344
168,300	Cinemark Holdings, Inc.	3,318,876
30,218	Courier Corp.	373,796

7,100	Dolan Co. (The)*	66,953
112,000	Meredith Corp.(a)	3,526,880
69,325	Wiley, (John) & Sons, Inc. (Class A Stock)	3,146,662

		11,525,511

Metals & Mining — 3.3%
167,200	AMCOL International Corp.	4,775,232
12,400	Cloud Peak Energy, Inc.*	234,980
21,100	Coeur d’Alene Mines Corp.*	583,626
40,700	Compass Minerals International, Inc.(a)	2,973,949
142,879	Gold Resource Corp.(a)	3,762,004
239,700	HudBay Minerals, Inc. (Canada)	2,797,299
144,400	IAMGOLD Corp. (Canada)	2,417,256
5,000	LB Foster Co. (Class A Stock)	149,250
9,400	Revett Minerals, Inc. (Canada)*(a)	46,060
49,600	Royal Gold, Inc.	3,776,544
63,770	RTI International Metals, Inc.*(a)	1,605,091
218,300	Steel Dynamics, Inc.	3,481,885
10,900	SunCoke Energy, Inc.*	146,387
120,800	Timken Co.	5,898,664
14,500	US Silica Holdings, Inc.*	246,500
2,200	Westmoreland Coal Co.*	26,620
15,500	Worthington Industries, Inc.	285,355

		33,206,702

Multi-Utilities — 0.4%
39,550	NorthWestern Corp.	1,389,787
56,100	OGE Energy Corp.	2,965,446

		4,355,233

Office Equipment & Supplies — 0.1%
60,753	Interface, Inc. (Class A Stock)	807,407

Oil & Gas — 0.2%
15,800	CVR Energy, Inc.*	394,052
4,500	Energy Partners Ltd.*	71,910
99,972	Goodrich Petroleum Corp.*(a)	1,725,517
1,100	Gulf Island Fabrication, Inc.	33,385

		2,224,864

Oil, Gas & Consumable Fuels — 3.7%
130,775	Berry Petroleum Co. (Class A Stock)	5,886,183
3,300	Bonanza Creek Energy, Inc.	53,856
4,400	C&J Energy Services, Inc.*	73,260
13,400	Cal Dive International, Inc.*	40,334
32,900	Cimarex Energy Co.	1,920,702
64,100	Core Laboratories NV (Netherlands)	6,809,343
65,200	Energen Corp.	3,140,684
133,200	EXCO Resources, Inc.	1,046,952
9,800	Helix Energy Solutions Group, Inc.*	161,210
103,400	HollyFrontier Corp.	3,033,756
7,600	Laclede Group, Inc. (The)	316,616
6,850	New Jersey Resources Corp.(a)	326,882
4,700	Newpark Resources, Inc.*	38,258
94,600	Oasis Petroleum, Inc.*(a)	3,191,804
5,000	RPC, Inc.(a)	76,250
71,600	Southern Union Co.	3,105,292
4,100	Stone Energy Corp.*	115,005
8,000	TETRA Technologies, Inc.*	74,720
21,100	VAALCO Energy, Inc.*	131,242
163,500	W&T Offshore, Inc.	3,533,235
15,700	Warren Resources, Inc.*	55,892
2,500	Western Refining, Inc.	41,325
92,300	World Fuel Services Corp.(a)	4,188,574

		37,361,375

Paper & Forest Products — 0.5%
122,700	Buckeye Technologies, Inc.	4,114,131
1,700	Domtar Corp.	146,846

3,500	P.H. Glatfelter Co.	51,730
8,913	Schweitzer-Mauduit International, Inc.	619,721

		4,932,428

Personal Products — 0.2%
131,542	Prestige Brands Holdings, Inc.*	1,688,999

Pharmaceuticals — 0.1%
2,100	Achillion Pharmaceuticals, Inc.*(a)	23,289
18,000	Alkermes PLC (Ireland)*(a)	338,580
16,800	Neurocrine Biosciences, Inc.	156,240
2,800	Nutraceutical International Corp.*	35,980
6,500	Par Pharmaceutical Cos., Inc.*	234,715

		788,804

Pipelines — 0.5%
63,200	ONEOK, Inc.	5,255,712

Printing & Publishing
36,600	Journal Communications, Inc. (Class A Stock)*	188,124

Professional Services — 0.5%
88,731	Towers Watson & Co. (Class A Stock)	5,306,114

Real Estate Investment Trusts — 5.1%
12,700	American Campus Communities, Inc.	543,560
24,300	American Capital Agency Corp.	712,476
85,600	Anworth Mortgage Asset Corp.	556,400
47,500	Ashford Hospitality Trust, Inc.	427,975
43,700	CapLease, Inc.	181,792
47,800	Capstead Mortgage Corp.	619,010
75,191	CBL & Associates Properties, Inc.(a)	1,306,068
43,700	Cedar Realty Trust, Inc.	218,063
26,300	Cogdell Spencer, Inc.	111,775
9,500	Colonial Properties Trust(a)	203,110
11,600	Coresite Realty Corp.	232,580
60,800	DCT Industrial Trust, Inc.(a)	335,616
8,600	DDR Corp.(a)	119,196
38,300	DiamondRock Hospitality Co.	403,682
3,100	EastGroup Properties, Inc.	147,250
95,934	Education Realty Trust, Inc.	1,026,494
4,800	Entertainment Properties Trust(a)	213,456
3,700	Equity LifeStyle Properties, Inc.	259,518
78,771	Equity One, Inc.(a)	1,484,833
5,100	Extra Space Storage, Inc.	134,232
63,000	First Industrial Realty Trust, Inc.*	723,240
224,300	First Potomac Realty Trust	3,337,584
315,800	Franklin Street Properties Corp.	3,218,002
4,500	Getty Realty Corp.	75,420
74,000	Government Properties Income Trust	1,783,400
158,700	Healthcare Realty Trust, Inc.	3,343,809
97,575	Highwoods Properties, Inc.	3,228,757
1,600	Home Properties, Inc.	95,328
4,600	Invesco Mortgage Capital, Inc.	72,128
17,600	Kite Realty Group Trust	88,000
50,600	LaSalle Hotel Properties(a)	1,368,730
63,078	Lexington Realty Trust(a)	542,471
10,100	LTC Properties, Inc.	322,695
685,700	Medical Properties Trust, Inc.	7,350,704
249,794	MFA Financial, Inc.	1,833,488
27,908	Mid-America Apartment Communities, Inc.	1,783,879
8,100	National Retail Properties, Inc.	218,781
193,000	Omega Healthcare Investors, Inc.(a)	4,022,120
31,000	Parkway Properties, Inc.	299,770
71,200	Pennsylvania Real Estate Investment Trust	874,336
58,400	PS Business Parks, Inc.	3,628,976
9,200	Ramco-Gershenson Properties Trust(a)	106,444
19,800	Senior Housing Properties Trust	449,064

70,300	Sovran Self Storage, Inc.	3,270,356
4,800	Sun Communities, Inc.	192,528
11,400	Winthrop Realty Trust	136,230

		51,603,326

Registered Investment Companies
19,400	American Capital Ltd.*	159,468
4,400	Gladstone Capital Corp.	39,380

		198,848

Retail — 1.1%
59,300	ANN, Inc.*	1,438,618
138,157	Cash America International, Inc.	6,059,566
8,400	Insight Enterprises, Inc.*	155,064
37,698	Men’s Wearhouse, Inc. (The)	1,300,204
107,954	Pantry, Inc. (The)*	1,299,766
500	Papa John’s International, Inc.*	19,370
51,989	Regis Corp.(a)	891,092

		11,163,680

Retail & Merchandising — 0.7%
85,321	American Eagle Outfitters, Inc.	1,202,173
61,025	Big Lots, Inc.*	2,409,877
33,400	Cabela’s, Inc.*(a)	871,072
55,862	Conn’s, Inc.*	647,999
13,700	Cracker Barrel Old Country Store, Inc.	718,839
4,700	Dillard’s, Inc. (Class A Stock)(a)	207,975
20,900	Finish Line, Inc. (The) (Class A Stock)	442,035
69,467	hhgregg, Inc.*(a)	707,174
1,300	Teavana Holdings, Inc.*	24,674

		7,231,818

Road & Rail — 0.2%
79,875	Werner Enterprises, Inc.(a)	2,087,134

Semiconductors — 1.5%
92,900	Amkor Technology, Inc.*(a)	532,317
12,100	Brooks Automation, Inc.	129,712
85,484	Cabot Microelectronics Corp.*	4,310,103
7,600	DSP Group, Inc.*	43,548
175,757	Emulex Corp.*	1,834,903
19,358	Entegris, Inc.*	185,450
89,675	Fairchild Semiconductor International, Inc.*	1,253,657
209,800	International Rectifier Corp.*	4,783,440
4,400	IXYS Corp.*	60,368
3,800	Kulicke & Soffa Industries, Inc.*	41,078
7,500	MKS Instruments, Inc.	226,125
6,200	Photronics, Inc.*	42,532
14,700	PMC — Sierra, Inc.*	95,550
8,400	Sigma Designs, Inc.*	50,652
73,100	Teradyne, Inc.*	1,195,185

		14,784,620

Semiconductors & Semiconductor Equipment — 1.3%
26,525	Cymer, Inc.*(a)	1,320,680
4,600	GSI Technology, Inc.*	22,816
14,000	Integrated Silicon Solution, Inc.*	136,780
50,700	LTX-Credence Corp.*	338,169
317,600	Micrel, Inc.	3,671,456
152,675	Microsemi Corp.*	3,019,912
37,400	Mindspeed Technologies, Inc.*	239,734
434,375	RF Micro Devices, Inc.*(a)	2,167,531
31,475	Silicon Laboratories, Inc.*(a)	1,379,864
3,900	Skyworks Solutions, Inc.*	84,162
40,600	Veeco Instruments, Inc.*(a)	991,046

		13,372,150

Software — 0.4%
4,200	CSG Systems International, Inc.*	68,334

7,000	Digi International, Inc.*	79,030
9,200	DynaVox, Inc. (Class A Stock)*	34,868
1,700	Ebix, Inc.(a)	42,126
5,600	EPIQ Systems, Inc.	68,264
1,700	Guidewire Software, Inc.	30,651
1,500	Jive Software, Inc.	22,275
12,175	Manhattan Associates, Inc.*	534,361
52,900	MedAssets, Inc.*	558,624
81,000	Verint Systems, Inc.*	2,293,110

		3,731,643

Specialty Retail — 2.4%
438,100	Aaron’s, Inc.(a)	11,657,841
74,200	Buckle, Inc. (The)(a)	3,237,346
44,525	DSW, Inc. (Class A Stock)	2,224,914
79,800	Group 1 Automotive, Inc.(a)	4,256,532
118,000	Penske Automotive Group, Inc.	2,640,840

		24,017,473

Storage / Warehouse
15,200	Wesco Aircraft Holdings, Inc.*(a)	212,648

Telecommunications — 1.0%
2,500	Anixter International, Inc.*	163,775
466,716	Arris Group, Inc.*	5,451,243
9,500	Black Box Corp.	293,740
110,400	Cincinnati Bell, Inc.*	380,880
15,700	Consolidated Communications Holdings, Inc.(a)	298,143
3,100	Oplink Communications, Inc.*	58,063
5,700	Plantronics, Inc.	212,268
50,200	Premiere Global Services, Inc.*	441,760
70,500	SBA Communications Corp. (Class A Stock)*(a)	3,223,260
7,000	Symmetricon, Inc.*	43,680

		10,566,812

Textiles, Apparel & Luxury Goods — 1.5%
11,900	Jones Group, Inc. (The)	108,647
7,600	Oxford Industries, Inc.	387,068
17,150	Perry Ellis International, Inc.*	266,511
115,800	PVH Corp.	8,938,602
149,425	Wolverine World Wide, Inc.	5,841,023

		15,541,851

Thrifts & Mortgage Finance — 0.8%
277,500	Astoria Financial Corp.(a)	2,311,575
3,300	BankFinancial Corp.	18,282
2,003	BofI Holding, Inc.*	33,470
265,975	Capitol Federal Financial, Inc.	3,072,011
179,575	Washington Federal, Inc.	2,830,102

		8,265,440

Tobacco — 0.3%
76,000	Universal Corp.	3,410,880

Trading Companies & Distributors — 0.8%
48,100	United Rentals, Inc.*(a)	1,839,344
95,940	WESCO International, Inc.*(a)	6,032,707

		7,872,051

Transportation — 0.1%
10,900	Aircastle Ltd. (Bermuda)	153,690
3,900	Amerco, Inc.	377,208
8,800	Gulfmark Offshore, Inc. (Class A Stock)*	402,336
13,500	Pacer International, Inc.*	81,540
13,800	Quality Distribution, Inc.*	169,464

		1,184,238

Water Utilities
1,700	American States Water Co.	61,489
3,100	California Water Service Group	57,195
1,600	Consolidated Water Co., Inc. (Ordinary Shares) (Cayman Islands)	12,464
2,200	York Water Co.	39,160

		170,308

Wireless Telecommunication Services — 0.2%
121,000	Cellcom Israel Ltd. (Israel)	1,759,340

	TOTAL COMMON STOCKS (cost $766,602,889)	954,198,508

EXCHANGE TRADED FUNDS — 1.0%
9,076	iShares Russell 2000 Index Fund(a)	717,639
137,050	iShares Russell 2000 Value Index Fund(a)	9,600,353

	TOTAL EXCHANGE TRADED FUNDS (cost $9,568,767)	10,317,992

UNAFFILIATED MUTUAL FUND — 0.5%
317,775	Ares Capital Corp. (cost $4,635,808)	5,036,734

Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
	U.S. Treasury Notes(k)
$ 340	0.50%, 11/30/12 (cost $340,977)	341,049

	TOTAL LONG-TERM INVESTMENTS (cost $781,148,441)	969,894,283

SHORT-TERM INVESTMENT — 18.9%

Shares
AFFILIATED MONEY MARKET MUTUAL FUND
192,563,602	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $192,563,602; includes $146,985,030 of cash collateral for securities on loan)(b)(w)	192,563,602

	TOTAL INVESTMENTS — 114.3% (cost $973,712,043)(p)	1,162,457,885
	LIABILITIES IN EXCESS OF OTHER ASSETS (x) — (14.3%)	(145,139,976)

	NET ASSETS — 100%	$1,017,317,909

The following abbreviation is used in the Portfolio descriptions:

ADR — American Depositary Receipt

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $142,923,571; cash collateral of $146,985,030 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of the Schedule of Investments was $985,030,280; accordingly, net unrealized appreciation on investments for federal income tax purposes was $177,427,605 (gross unrealized appreciation $215,151,051; gross unrealized depreciation $37,723,446). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at January 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2012	Unrealized Appreciation(1)
Long Positions:
36	Russell 2000 Mini	Mar. 2012	$2,748,020	$2,848,320	$100,300

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$954,198,508	$—	$—
Exchange Traded Funds	10,317,992	—	—
Unaffiliated Mutual Fund	5,036,734	—	—
U.S. Treasury Obligation	—	341,049	—
Affiliated Money Market Mutual Fund	192,563,602	—	—
Other Financial Instruments*
Futures	100,300	—	—

Total	$1,162,217,136	$341,049	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

International Equity Portfolio

Schedule of Investments

as of January 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 95.1%
COMMON STOCKS — 94.2%
Australia — 4.7%
100,900	Bank of Queensland Ltd.	$ 811,973
65,000	Bendigo and Adelaide Bank Ltd.	572,070
51,345	BHP Billiton Ltd.	2,043,050
191,700	BlueScope Steel Ltd.	82,425
53,400	Caltex Australia Ltd.	721,690
248,800	Challenger Ltd.	1,167,492
213,375	Downer Edi Ltd.*	817,772
765,800	Emeco Holdings Ltd.	833,337
559,583	Goodman Fielder Ltd.	311,893
41,700	GrainCorp Ltd.	347,083
221,300	Metcash Ltd.	949,170
69,800	National Australia Bank Ltd.	1,767,361
286,100	OneSteel Ltd.	224,766
252,800	Pacific Brands Ltd.	166,399
14,700	Rio Tinto Ltd.	1,079,329
309,900	Telstra Corp. Ltd.	1,095,588
43,800	Westpac Banking Corp.	983,481

		13,974,879

Austria — 0.6%
39,100	OMV AG	1,281,938
18,000	Voestalpine AG	590,150

		1,872,088

Belgium — 0.4%
102,600	AGFA-Gevaert NV*	185,203
20,300	Delhaize Group	1,105,547
16,878	Dexia SA*	7,396

		1,298,146

Brazil — 1.3%
184,660	BM&FBOVESPA SA	1,161,523
42,890	Embraer SA, ADR	1,176,044
72,450	Natura Cosmeticos SA	1,551,671

		3,889,238

Canada — 2.8%
31,580	Canadian National Railway Co.	2,381,964
53,740	Canadian Natural Resources Ltd.	2,128,805
41,947	Cenovus Energy, Inc.	1,530,708
48,430	Potash Corp. of Saskatchewan, Inc.	2,263,618

		8,305,095

China — 2.5%
455,290	China Life Insurance Co. Ltd. (Class H Stock)	1,341,454
835,350	China Merchants Bank Co. Ltd. (Class H Stock)	1,844,054
2,318,300	Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,623,195
425,999	Sinopharm Group Co. Ltd. (Class H Stock)	1,009,614
61,661	Tencent Holdings Ltd.	1,508,271

		7,326,588

Denmark — 1.6%
23,100	Danske Bank A/S*	337,354
40,500	H. Lundbeck A/S	798,121
29,883	Novo Nordisk A/S (Class B Stock)	3,533,369

		4,668,844

Finland — 0.4%
90,200	Nokia Oyj	450,469
41,200	Tieto Oyj	621,907

		1,072,376

France — 7.9%
19,935	Air Liquide SA	2,509,020
9,200	Arkema SA	743,461
38,700	AXA SA	587,460
20,600	BNP Paribas	872,233
7,600	Ciments Francais SA	560,581
97,828	Credit Agricole SA	602,836
44,000	France Telecom SA	659,856
21,617	LVMH Moet Hennessy Louis Vuitton SA	3,494,913
38,800	Publicis Groupe SA	1,951,927
13,800	Rallye SA	446,402
12,500	Renault SA	532,456
42,700	Sanofi	3,154,047
26,100	SCOR SE	656,682
13,611	Societe Generale	362,574
15,200	Thales SA	520,021
49,700	Total SA	2,626,721
16,400	Valeo SA	769,803
14,100	Vallourec SA	952,234
82,000	Vivendi	1,716,154

		23,719,381

Germany — 9.9%
44,990	Adidas AG	3,241,399
37,800	Allianz SE	4,156,269
3,600	Aurubis AG	202,627
21,900	BASF SE	1,683,822
28,900	Bayer AG	2,023,945
12,000	Daimler AG	663,100
26,700	Deutsche Bank AG	1,131,039
35,700	E.ON AG	763,266
40,660	Fresenius Medical Care AG & Co. KGaA	2,901,247
12,800	Hannover Rueckversicherung AG	681,188
7,400	Heidelberger Druckmaschinen AG*	16,455
7,000	Merck KGaA	730,307
16,400	Metro AG	630,901
8,400	Muenchener Rueckversicherungs-Gesellschaft AG	1,094,362
14,500	Rheinmetall AG	777,538
22,000	RWE AG	841,439
61,281	SAP AG	3,702,511
26,400	Siemens AG	2,491,165
27,700	ThyssenKrupp AG	785,165
7,423	Volkswagen AG	1,199,137

		29,716,882

Hong Kong — 2.6%
368,000	Cathay Pacific Airways Ltd.	728,854
458,200	Chaoda Modern Agriculture Holdings Ltd.	591
1,314,654	CNOOC Ltd.	2,702,098
583,200	First Pacific Co. Ltd.	666,274
142,704	Hong Kong Exchanges and Clearing Ltd.	2,476,752
175,900	Kingboard Chemical Holdings Ltd.	606,724
221,800	Yue Yuen Industrial Holdings Ltd.	679,245

		7,860,538

Ireland — 0.7%
60,300	Allied Irish Banks PLC*	6,073
32,800	Bank of Ireland*	4,891
41,500	Covidien PLC	2,137,250
33,100	Irish Life & Permanent Group Holdings PLC (XDUB)*	1,386
15,500	Irish Life & Permanent Group Holdings PLC (XLON)*	649

		2,150,249

Israel — 2.1%
182,600	Bank Hapoalim BM	636,849
28,405	Check Point Software Technologies Ltd.*	1,598,918

10,500	Elbit Systems Ltd.	437,763
13,100	Teva Pharmaceutical Industries Ltd	590,275
67,518	Teva Pharmaceutical Industries Ltd., ADR	3,047,087

		6,310,892

Italy — 1.5%
15,900	Banco Popolare Scarl	23,980
361,000	Enel SpA	1,476,110
90,000	ENI SpA	1,989,536
50,900	Finmeccanica SpA	229,033
16,200	Fondiaria-Sai SpA*	15,003
682,500	Telecom Italia SpA	694,105

		4,427,767

Japan — 16.3%
22,600	Alpine Electronics, Inc.	284,650
36,400	Aoyama Trading Co. Ltd.	654,741
124,000	Asahi Kasei Corp.	784,151
42,789	Canon, Inc.	1,846,967
29,000	Circle K Sunkus Co. Ltd.	499,567
79,100	COMSYS Holdings Corp.	885,231
831	Dai-ichi Life Insurance Co. Ltd. (The)	872,212
10,514	Fanuc Corp.	1,767,047
114,100	Fukuoka Financial Group, Inc.	486,519
30,600	Fuyo General Lease Co. Ltd.	1,121,706
51,900	Heiwa Corp.	933,546
38,400	Hitachi Capital Corp.	578,368
17,800	Itochu Techno-Solutions Corp.	823,209
169,160	JX Holdings, Inc.	1,020,908
19,400	K’s Holdings Corp.	678,313
497	KDDI Corp.	3,149,449
39,800	Keihin Corp.	732,608
117,672	Komatsu Ltd.	3,317,727
149,300	Kurabo Industries Ltd.	301,656
6,900	Kyoei Steel Ltd.	124,747
22,600	Kyorin Holdings, Inc.	392,876
56,700	Kyowa Exeo Corp.	568,339
247,900	Marubeni Corp.	1,710,777
3,900	Megmilk Snow Brand Co. Ltd.	76,854
9,100	Miraca Holdings, Inc.	340,623
17,800	Mitsubishi Corp.	406,116
772,700	Mitsubishi UFJ Financial Group, Inc.	3,538,078
26,900	Mitsui & Co. Ltd.	456,686
591,500	Mizuho Financial Group, Inc.	892,449
36,600	Nichii Gakkan Co.	441,774
120,400	Nichirei Corp.	590,785
61,300	Nippon Electric Glass Co. Ltd.	534,023
59,200	Nippon Shokubai Co. Ltd.	667,184
34,000	Nippon Telegraph & Telephone Corp.	1,699,554
254,300	Nishi-Nippon City Bank Ltd. (The)	744,016
96,600	Nissan Shatai Co. Ltd.	1,003,768
800	NTT DoCoMo, Inc.	1,421,149
13,700	Sankyo Co. Ltd.	669,542
150,200	Sankyu, Inc.	577,389
52,600	Seino Holdings Co. Ltd.	401,643
28,100	Shimachu Co. Ltd.	668,398
28,200	Shizuoka Gas Co. Ltd.	189,061
11,800	Sumitomo Bakelite Co. Ltd.	68,738
149,600	Sumitomo Corp.	2,149,200
46,100	Sumitomo Mitsui Financial Group, Inc.	1,466,708
15,794	Sumitomo Mitsui Trust Holdings, Inc.	49,317
203,400	Toagosei Co. Ltd.	851,280
50,400	Toppan Forms Co. Ltd.	406,004
72,143	Toyota Motor Corp.	2,659,693
56,300	Toyota Tsusho Corp	1,067,351
9,500	Tsuruha Holdings, Inc.	509,151
130,100	Yokohama Rubber Co. Ltd. (The)	780,054

		48,861,902

Liechtenstein — 0.1%
3,800	Verwaltungs-und Privat-Bank AG	346,562

Mexico — 0.7%
699,880	Wal-Mart de Mexico SAB de CV (Class V Stock)	2,161,267

Netherlands — 3.5%
57,400	Aegon NV*	278,178
120,200	ING Groep NV, CVA*	1,093,985
86,300	Koninklijke Ahold NV	1,143,517
22,300	Koninklijke DSM NV	1,144,169
94,100	Koninklijke KPN NV	1,031,469
9,200	Koninklijke Philips Electronics NV	185,926
5,700	Nutreco NV	403,958
4,300	Royal Dutch Shell PLC (Class A Stock) (XAMS)	152,314
119,912	Royal Dutch Shell PLC (Class B Stock) (XLON)	4,362,068
32,000	Yandex NV*	651,840

		10,447,424

New Zealand — 0.2%
825,600	Air New Zealand Ltd.	620,306

Norway — 0.6%
54,400	DnB NOR ASA	573,949
43,500	Statoil ASA	1,090,651

		1,664,600

Singapore — 0.3%
56,000	United Overseas Bank Ltd.	771,984

South Korea — 0.7%
10,843	Hyundai Motor Co.	2,133,176

Spain — 1.7%
79,800	Banco Bilbao Vizcaya Argentaria SA	696,645
67,800	Banco Espanol de Credito SA	345,873
208,800	Banco Santander SA	1,625,062
63,100	Repsol YPF SA	1,733,290
35,300	Telefonica SA	615,499

		5,016,369

Sweden — 2.2%
87,100	Boliden AB	1,489,119
19,700	Electrolux AB (Class B Stock)	360,841
87,274	Hennes & Mauritz AB (Class B Stock)	2,857,173
400	Meda AB	4,222
15,400	NCC AB (Class B Stock)	318,301
51,000	Svenska Cellulosa AB (Class B Stock)	851,687
24,900	Svenska Handelsbanken AB (Class A Stock)	746,725

		6,628,068

Switzerland — 7.4%
13,600	Baloise Holding AG	1,043,085
44,058	Clariant AG*	535,110
126,800	Credit Suisse Group AG*	3,289,499
2,200	Georg Fischer AG*	923,139
35,897	Julius Baer Group Ltd.*	1,458,498
55,800	Nestle SA	3,197,664
91,605	Novartis AG	4,955,925
8,900	Roche Holding AG	1,506,377
2,260	Swatch Group AG (The)	952,122
4,900	Swiss Life Holding AG*	486,540
22,000	Swiss Re Ltd.*	1,193,330
32,600	UBS AG*	443,757
8,700	Zurich Financial Services AG*	2,088,756

		22,073,802

Taiwan — 0.2%
29,876	HTC Corp.	490,234

Turkey — 0.4%
359,900	Turkiye Garanti Bankasi A/S	1,300,368

United Kingdom — 19.9%
150,072	ARM Holdings PLC	1,441,363
61,200	AstraZeneca PLC	2,945,720
183,100	Aviva PLC	1,008,117
259,100	BAE Systems PLC	1,256,712
242,700	Barclays PLC	812,888
313,989	Beazley PLC	693,685
107,700	Berendsen PLC	781,869
137,000	BG Group PLC	3,076,347
321,300	BP PLC	2,383,928
71,513	British American Tobacco PLC	3,287,164
685,700	BT Group PLC	2,198,865
456,400	Cable & Wireless Communications PLC	308,534
63,799	Carnival PLC	1,900,096
80,600	Cookson Group PLC	732,843
80,900	Dairy Crest Group PLC	399,656
303,000	Debenhams PLC	323,722
113,200	Drax Group PLC	948,090
294,000	DS Smith PLC	1,051,191
43,300	Eurasian Natural Resources Corp. PLC	471,142
64,300	GlaxoSmithKline PLC	1,428,664
268,500	Home Retail Group PLC	454,411
61,000	Intermediate Capital Group PLC	264,340
294,300	J. Sainsbury PLC	1,337,474
567,155	Kingfisher PLC	2,285,243
621,400	Legal & General Group PLC	1,129,996
390,200	Logica PLC	466,076
225,597	Marks & Spencer Group PLC	1,161,757
144,620	Marston’s PLC	221,055
58,168	Micro Focus International PLC	387,450
141,000	Mondi PLC	1,122,045
17,900	Next PLC	738,735
599,900	Old Mutual PLC	1,380,167
85,773	Pearson PLC	1,585,435
62,247	Reckitt Benckiser Group PLC	3,311,470
115,600	Rexam PLC	681,286
97,560	Rolls-Royce Holdings PLC*	1,130,718
293,000	RSA Insurance Group PLC	489,411
50,435	SABMiller PLC	1,913,764
138,390	Standard Chartered PLC	3,345,261
492,832	Tesco PLC	2,482,022
177,400	Thomas Cook Group PLC	37,739
153,300	Tullett Prebon PLC	719,394
1,512,880	Vodafone Group PLC	4,071,855
319,800	WM Morrison Supermarkets PLC	1,441,267

		59,608,967

United States — 1.0%
37,787	Schlumberger Ltd.	2,840,449

	TOTAL COMMON STOCKS (cost $289,860,538)	281,558,441

PREFERRED STOCK — 0.9%
Germany
14,566	Volkswagen AG (PRFC) (cost $1,356,687)	2,578,820

	TOTAL LONG-TERM INVESTMENTS (cost $291,217,225)	284,137,261

SHORT-TERM INVESTMENT — 3.8%
AFFILIATED MONEY MARKET MUTUAL FUND
11,426,474	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $11,426,474)(w)	11,426,474

	TOTAL INVESTMENTS — 98.9% (cost $302,643,699)(p)	295,563,735
	OTHER ASSETS IN EXCESS OF LIABILITIES(X) — 1.1%	3,314,028

	NET ASSETS — 100%	$298,877,763

The following abbreviations are used in the Portfolio descriptions:

ADR — American Depositary Receipt

CVA — Certificate Van Aandelen (Bearer)

PRFC — Preference Shares

XAMS — Amsterdam Stock Exchange

XDUB — Dublin Stock Exchange

XLON — London Stock Exchange

EUR — Euro

*	Non-income producing security.
(p)	The United States federal income tax basis of the Schedule of Investments was $303,932,091; accordingly, net unrealized depreciation on investments for federal income tax purposes was $8,368,356 (gross unrealized appreciation $31,755,728; gross unrealized depreciation $40,124,084). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at January 31, 2012:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro,
Expiring 02/23/12	Bank of New York Mellon	EUR	1,906	$2,459,907	$2,493,100	$(33,193)
Expiring 05/09/12	Bank of New York Mellon	EUR	5,248	7,205,896	6,867,819	338,077

				$9,665,803	$9,360,919	$304,884

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$13,974,879	$—	$—
Austria	1,872,088	—	—
Belgium	1,298,146	—	—
Brazil	3,889,238	—	—
Canada	8,305,095	—	—
China	7,326,588	—	—
Denmark	4,668,844	—	—
Finland	1,072,376	—	—
France	23,719,381	—	—
Germany	29,716,882	—	—
Hong Kong	7,859,947	—	591
Ireland	2,150,249	—	—
Israel	6,310,892	—	—
Italy	4,427,767	—	—
Japan	48,861,902	—	—
Liechtenstein	346,562	—	—
Mexico	2,161,267	—	—
Netherlands	10,447,424	—	—
New Zealand	620,306	—	—
Norway	1,664,600	—	—
Singapore	771,984	—	—
South Korea	2,133,176	—	—
Spain	5,016,369	—	—
Sweden	6,628,068	—	—
Switzerland	22,073,802	—	—
Taiwan	490,234	—	—
Turkey	1,300,368	—	—
United Kingdom	59,608,967	—
United States	2,840,449	—	—
Preferred Stock — Germany	2,578,820	—	—
Affiliated Money Market Mutual Fund	11,426,474	—	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	304,884	—

Total	$295,563,144	$304,884	$591

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 10/31/11 was $258,139,864. $238,357,809 was transferred into Level 1 from Level 2 at 01/31/12 as a result of no longer using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2012 were as follows:

Commercial Banks	11.5%
Oil & Gas	10.0
Pharmaceuticals	8.2
Insurance	6.9
Telecommunications	6.1
Retail	4.8
Food	4.5
Chemicals	4.5
Affiliated Money Market Mutual Fund	3.8
Automobile Manufacturers	3.6
Diversified Financial Services	2.5
Distribution/Wholesale	2.0
Machinery & Equipment	1.9
Software	1.8
Holding Companies — Diversified	1.7
Mining	1.7
Aerospace/Defense	1.7
Apparel	1.3
Agriculture	1.2
Household Products/Wares	1.2
Entertainment & Leisure	1.1
Transportation	1.1
Media	1.1
Auto Parts and Equipment	1.1
Forest & Paper Products	1.1
Electric	1.0
Healthcare — Services	1.0
Miscellaneous Manufacturers	0.9
Engineering/Construction	0.9
Internet	0.7
Healthcare-Products	0.7
Beverages	0.7
Iron/Steel	0.7
Computers	0.7
Advertising	0.6
Office Equipment	0.6
Commercial Services	0.5
Cosmetics & Toiletries	0.5
Semiconductors	0.5
Airlines	0.5
Metal Fabricate/Hardware	0.3
Trading Companies & Distributors	0.3
Electronics	0.3
Industrial Conglomerates	0.2
Containers & Packaging	0.2
Home Furnishings	0.2
Electronic Equipment & Instruments	0.2
Building Materials	0.2
Textiles	0.1

98.9
Other assets in excess of liabilities	1.1

100.0%

Total Return Bond Portfolio

Schedule of Investments

as of January 31, 2012 (Unaudited)

Moody’s Ratings†	Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS — 111.8%
ASSET-BACKED SECURITIES — 2.2%
B3	$ 74	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 144A 0.496%(c), 12/25/36	$ 71,678
Ba1	1,278	Countrywide Asset-Backed Certificates, Series 2006-15, Class A2 5.683%(c), 10/25/46	1,253,637
NR	EUR 1,074	Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A 3.00%, 04/20/17	1,400,441
AAA(d)	1,477	Plymouth Rock CLO Ltd., Inc., Series 2010-1A, Class A, 144A 1.961%(c), 02/16/19	1,466,739
Aaa	3,978	SLM Student Loan Trust, Series 2008-9, Class A 2.06%(c), 04/25/23	4,059,093
Caa2	436	Structured Asset Securities Corp., Series 2005-7XS, Class 2A1A 1.77%(c), 04/25/35	344,284

		TOTAL ASSET-BACKED SECURITIES (cost $8,584,220)	8,595,872

BANK LOAN(c) — 0.1%
Utilities
B2	559	TXU Corp., 2014 Term Loan (Non-Extending) 3.795%, 10/10/14 (cost $547,750)	381,009

CORPORATE BONDS — 30.9%
Aerospace — 0.1%
Baa2	200	Goodrich Corp., Sr. Unsec’d. Notes 6.29%, 07/01/16	236,411

Airlines — 0.1%
NR	590	UAL 1991 Equipment Trust AB, Equipment Trust(g)(i) 10.85%, 02/19/15	252,065

Automobile Manufacturers — 1.9%
A2	3,800	BMW US Capital LLC, Gtd. Notes, MTN 1.013%, 12/21/12	3,799,430
A3	3,800	Daimler Finance North America LLC, Gtd. Notes, 144A 1.184%(c), 03/28/14	3,731,528

			7,530,958

Automotive Parts — 0.3%
Baa2	1,100	AutoZone, Inc., Sr. Unsec’d. Notes 6.95%, 06/15/16	1,290,758

Computer Services & Software — 0.3%
A2	1,200	Electronic Data Systems LLC, Sr. Unsec’d. Notes 6.00%, 08/01/13	1,280,078

Construction — 0.4%
B1	1,600	PulteGroup, Inc., Gtd. Notes 6.25%, 02/15/13	1,636,000

Financial - Bank & Trust — 11.7%
A2	500	American Express Bank FSB, Sr. Unsec’d. Notes 5.50%, 04/16/13	525,965
Baa1	1,200	Bank of America Corp., Sr. Unsec’d. Notes 0.832%(c), 10/14/16	974,759
Baa1	800	7.625%, 06/01/19	904,189
Baa1	300	Sr. Unsec’d. Notes, MTN 5.65%, 05/01/18	306,916
Baa1	5,700	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) 6.05%, 12/04/17	5,746,461
B2	1,900	CIT Group, Inc., Sec’d. Notes, 144A 5.25%, 04/01/14	1,933,250
A3	6,300	Citigroup, Inc., Sr. Unsec’d. Notes 5.50%, 04/11/13	6,538,027
Aaa	4,200	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Gtd. Notes (Netherlands) 4.50%, 01/11/21	4,535,315
Aaa	3,000	DnB NOR Boligkreditt A/S, Covered Bonds, 144A (Norway) 2.90%, 03/29/17	3,095,343
A1	2,600	Export-Import Bank of Korea, Sr. Unsec’d. Notes (South Korea) 8.125%, 01/21/14	2,867,355
A1	300	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 6.15%, 04/01/18	323,495
A1	1,100	6.25%, 09/01/17	1,207,558
A1	400	Sr. Unsec’d. Notes, MTN 0.961%(c), 07/22/15	363,237
A1	1,900	HSBC Bank USA NA, Sub. Notes 4.875%, 08/24/20	1,884,350
Aa3	400	JPMorgan Chase & Co., Sr. Unsec’d. Notes 4.25%, 10/15/20	407,149
NR	3,500	Lehman Brothers Holdings, Inc.,(i) Sr. Unsec’d. Notes, MTN 5.625%, 01/24/13	953,750
NR	900	6.875%, 05/02/18	247,500
A1	3,000	Lloyds TSB Bank PLC, (United Kingdom) Bank Gtd. Notes, 144A, MTN 4.375%, 01/12/15	3,026,883
Ba1	3,100	Jr. Sub. Notes, 144A 12.00%(c), 12/29/49	2,851,845
A2	5,100	Royal Bank of Scotland PLC (The), Gtd. Notes (United Kingdom) 5.625%, 08/24/20	5,257,243
Aa3	2,100	UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland) 1.595%(c), 02/23/12	2,101,514

			46,052,104

Financial Services — 7.2%
B1	3,600	Ally Financial, Inc., Gtd. Notes 8.00%, 03/15/20	3,960,000
B1	100	Sr. Unsec’d. Notes 8.00%, 11/01/31	103,727

Aa3	700	ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand) 6.20%, 07/19/13	739,549
A3	400	CitiFinancial, Inc., Sr. Unsec’d. Notes 6.625%, 06/01/15	428,545
Ba1	2,000	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 5.625%, 09/15/15	2,126,380
Ba1	1,100	7.00%, 10/01/13	1,176,925
Aa2	1,700	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN 0.863%(c), 06/20/14	1,650,877
Aa3	GBP 300	Sub. Notes, 144A 6.50%(c), 09/15/67	434,920
Ba3	1,900	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	2,080,500
Baa1	800	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN 5.571%, 10/04/12	812,993
A2	EUR 1,200	6.75%, 05/21/13	1,626,264
A2	3,500	Morgan Stanley, Sr. Unsec’d. Notes 1.533%(c), 04/29/13	3,412,797
A2	1,800	Sr. Unsec’d. Notes, MTN 5.75%, 10/18/16	1,870,310
A2	3,200	6.625%, 04/01/18	3,371,850
Baa1	4,200	Pearson Dollar Finance PLC, Gtd. Notes, 144A (United Kingdom) 5.70%, 06/01/14	4,579,810
B3	100	Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN 5.40%, 12/01/15	79,375

			28,454,822

Insurance — 1.2%
Baa1	2,300	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	2,648,459
Baa1	EUR 600	Sr. Unsec’d. Notes, MTN 1.388%(c), 07/19/13	738,103
Baa1	1,400	5.85%, 01/16/18	1,459,773

			4,846,335

Manufacturing
Aa2	100	General Electric Co., Sr. Unsec’d. Notes 5.25%, 12/06/17	116,864

Metals & Mining — 0.9%
BBB-(d)	3,600	Gerdau Trade, Inc., Gtd. Notes, 144A (British Virgin Islands) 5.75%, 01/30/21	3,636,000

Oil, Gas & Consumable Fuels — 0.4%
Baa2	1,300	Suncor Energy, Inc., Sr. Unsec’d. Notes (Canada) 6.85%, 06/01/39	1,702,194

Paper & Forest Products — 1.0%
Baa3	3,600	International Paper Co., Sr. Unsec’d. Notes 5.25%, 04/01/16	3,955,763

Pharmaceuticals — 0.7%
Baa3	1,200	Cardinal Health, Inc., Sr. Unsec’d. Notes 6.00%, 06/15/17	1,389,352
B1	1,275	Valeant Pharmaceuticals International, Gtd. Notes, 144A 6.75%, 08/15/21	1,281,375

			2,670,727

Pipelines — 0.1%
Ba3	300	El Paso Corp., Sr. Unsec’d. Notes, MTN 7.80%, 08/01/31	351,608

Printing & Publishing — 0.2%
Ba1	614	RR Donnelley & Sons Co., Sr. Unsec’d. Notes 6.125%, 01/15/17	546,460

Real Estate Investment Trust — 1.0%
Baa3	3,700	Goodman Funding Pty Ltd., Gtd. Notes, 144A (Australia) 6.375%, 11/12/20	3,882,151

Retail & Merchandising — 0.5%
Ba2	1,900	Limited Brands, Inc., Sr. Unsec’d. Notes 6.90%, 07/15/17	2,071,000

Telecommunications — 1.2%
Baa3	1,600	Embarq Corp., Sr. Unsec’d. Notes 6.738%, 06/01/13	1,670,387
Baa3	1,000	7.082%, 06/01/16	1,116,616
Baa3	1,500	Qwest Corp., Sr. Unsec’d. Notes 7.625%, 06/15/15	1,707,699

			4,494,702

Tobacco — 0.4%
Baa1	400	Altria Group, Inc., Gtd. Notes 9.70%, 11/10/18	550,879
Baa3	750	Reynolds American, Inc., Gtd. Notes 7.625%, 06/01/16	899,503

			1,450,382

Transportation — 0.5%
Baa3	1,600	CSX Corp., Sr. Unsec’d. Notes 6.25%, 03/15/18	1,930,144

Utilities — 0.8%
Baa1	2,500	Ameren Illinois Co., Sr. Sec’d. Notes 6.25%, 04/01/18	2,941,486

		TOTAL CORPORATE BONDS (cost $119,283,411)	121,329,012

FOREIGN GOVERNMENT BONDS — 10.3%
Aaa	AUD 7,000	Australia Government, Sr. Unsec’d. Notes (Australia) 4.75%, 06/15/16	7,877,517
Aaa	AUD 3,900	5.50%, 12/15/13	4,314,623
Aaa	AUD 5,400	5.50%, 01/21/18	6,359,861
Aaa	AUD 2,800	5.75%, 07/15/22	3,456,325
Aaa	AUD 2,100	6.00%, 02/15/17	2,505,228

		Canadian Government,
		Bonds (Canada)
Aaa	CAD 8,000	1.50%, 03/01/12	7,982,607
Aaa	CAD 5,000	2.25%, 08/01/14	5,138,576
Aaa	CAD 1,300	3.25%, 06/01/21	1,445,208
Baa3	BRL 2,200	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	1,567,651

		TOTAL FOREIGN GOVERNMENT BONDS (cost $36,989,288)	40,647,596

MUNICIPAL BONDS — 3.4%
California — 0.2%
Aa1	600	East Bay Municipal Utility District Water System, Revenue Bonds 5.874%, 06/01/40	772,566

Illinois — 0.7%
Aa3	700	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	862,288
Aa3	800	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	985,472
A1	900	State of Illinois, General Obligation Unlimited 4.071%, 01/01/14	932,796

			2,780,556

Kentucky — 1.0%
Aa3	800	Kentucky State Property & Building Commission, Revenue Bonds 4.303%, 11/01/19	885,920
Aa3	1,000	4.403%, 11/01/20	1,062,080
Aa3	1,900	5.373%, 11/01/25	2,169,173

			4,117,173

New York — 1.5%
Aa1	1,400	New York City Transitional Finance Authority, Revenue Bonds 4.725%, 11/01/23	1,622,544
Aa1	1,100	4.905%, 11/01/24	1,291,257
Aa1	1,100	5.075%, 11/01/25	1,298,319
Aa2	1,500	New York City Trust For Cultural Resources, Revenue Bonds 5.125%, 07/01/31	1,523,070

			5,735,190

		TOTAL MUNICIPAL BONDS (cost $11,773,456)	13,405,485

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.9%
Ca	983	American Home Mortgage Assets, Series 2006-1, Class 2A1 0.466%(c), 05/25/46	472,714
AAA(d)	1	American Housing Trust, Series I, Class 5 8.625%, 08/25/18	938
Aaa	21	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1 5.703%(c), 02/25/33	20,076
Caa2	1,061	Series 2005-4, Class 3A1 5.178%(c), 08/25/35	829,028
CCC(d)	973	Series 2007-3, Class 1A1 5.059%(c), 05/25/47	614,958
Caa1	276	Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2 2.605%(c), 05/25/35	219,692

B3	337	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2 2.45%(c), 09/25/35	278,466
D(d)	907	Series 2007-10, Class 22AA 5.566%(c), 09/25/37	524,930
Ca	1,105	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 0.491%(c), 07/20/46	409,273
Ca	1,148	Series 2006-OA17, Class 1A1A 0.476%(c), 12/20/46	514,133
Aaa	494	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.608%(c), 07/25/44	507,415
B(d)	1,108	Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1 2.801%(c), 10/25/33	909,069
BB(d)	3	Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1 1.717%(c), 01/25/32	2,400
B2	259	Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A 0.486%(c), 02/25/36	173,588
Aaa	1,300	Permanent Master Issuer PLC, (United Kingdom) Series 2011-1A, Class 1A1, 144A 1.967%(c), 07/15/42	1,294,973
Aaa	EUR 2,500	Series 2011-1A, Class 1A3, 144A 2.531%(c), 07/15/42	3,259,925
BB(d)	17	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1 6.50%, 03/25/32	17,797
Caa3	870	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA2, Class 1A 0.897%(c), 03/25/47	482,326
CCC(d)	1,062	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1 2.648%(c), 03/25/36	847,525

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $12,836,739)	11,379,226

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 38.5%
	19	Federal Home Loan Mortgage Corp. 2.459%(c), 01/01/24	20,535
	15	2.521%(c), 09/01/35	15,441
	18,689	4.50%, 01/01/39-07/01/41	19,903,468
	14	5.50%, 06/01/31	15,645
	18	7.50%, 09/01/16-07/01/17	19,648
	60	Federal National Mortgage Assoc. 1.834%(c), 01/01/20	62,749
	122	2.272%(c), 12/01/34	126,968
	27,651	3.50%, 08/01/20-12/01/41	28,923,292
	31,000	3.50%, TBA	32,617,813
	2,000	3.50%, TBA	2,100,625
	52	3.628%(c), 05/01/36	52,704
	34,651	4.00%, 05/01/13-12/01/40	36,748,831
	27,000	4.00%, TBA	28,468,124
	863	4.50%, 01/01/25-03/01/41	926,196
	1,000	4.50%, TBA	1,068,594
	7	5.50%, 07/01/32	7,129
	40	Government National Mortgage Assoc. 1.625%, 07/20/22-07/20/27	41,730
	4	2.00%(c), 08/20/22	4,460
	65	2.125%, 10/20/26-11/20/29	66,871
	66	2.375%, 02/20/17-02/20/26	66,561
	39	8.50%, 06/15/30-08/20/30	45,305

		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $149,435,014)	151,302,689

U.S. TREASURY OBLIGATIONS — 23.5%
8,900	U.S. Treasury Bonds 3.125%, 11/15/41	9,225,402
4,900	3.75%, 08/15/41	5,712,327
2,400	3.875%, 08/15/40	2,856,374
4,700	4.375%, 02/15/38-05/15/41	6,068,704
4,200	7.50%, 11/15/24	6,726,561
1,700	7.625%, 11/15/22	2,659,970
2,600	U.S. Treasury Inflationary Indexed Bonds, TIPS 0.125%, 01/15/22	2,706,059
3,800	1.125%, 01/15/21(k)	4,494,322
1,800	2.125%, 02/15/41	2,607,720
100	U.S. Treasury Notes 1.875%, 08/31/17	105,430
13,900	2.00%, 11/15/21	14,143,250
2,900	2.125%, 08/15/21	2,993,571
3,400	2.25%, 07/31/18	3,642,515
200	2.50%, 04/30/15	213,938
7,600	2.625%, 08/15/20-11/15/20	8,245,690
6,600	2.875%, 03/31/18	7,337,860
11,200	3.125%, 05/15/21(k)	12,586,000

	TOTAL U.S. TREASURY OBLIGATIONS (cost $85,789,906)	92,325,693

	TOTAL LONG-TERM INVESTMENTS (cost $425,239,784)	439,366,582

SHORT-TERM INVESTMENTS — 4.8%
REPURCHASE AGREEMENTS(m) — 4.2%
5,000	Barclays Capital, Inc., 0.21%, dated 01/31/12, due 02/01/12 in the amount of $5,000,029	5,000,000
5,000	Barclays Capital, Inc., 0.22%, dated 01/31/12, due 02/01/12 in the amount of $5,000,031	5,000,000
6,600	JPMorgan Securities LLC, 0.21%, dated 01/31/12, due 02/01/12 in the amount of $6,600,039	6,600,000

	TOTAL REPURCHASE AGREEMENTS (cost $16,600,000)	16,600,000

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.4%
1,701,227	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,701,227)(w)	1,701,227

Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.2%
$ 110	U.S. Treasury Bills(h) 0.065%, 04/19/12	109,988

800	0.143%, 05/03/12		799,887

	TOTAL U.S. TREASURY OBLIGATIONS (cost $909,870)		909,875

	TOTAL SHORT-TERM INVESTMENTS (cost $19,211,097)		19,211,102

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 116.6% (cost $444,450,881)(p)		458,577,684

Notional Amounts (000)#		Counterparty
OPTIONS WRITTEN(l)
Put Options
	Interest Rate Swap Options,
200	Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Barclays Capital Group	—
100	Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/15/12	Credit Suisse First Boston Corp.	—
4,700	Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	—
1,200	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	(130)

	TOTAL OPTIONS WRITTEN (premiums received $39,175)		(130)

Principal Amount (000)#
SECURITIES SOLD SHORT — (5.4)%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — (5.4)%
	Federal Home Loan Mortgage Corp.
4,000	4.50%, TBA		(4,255,000)
1,000	4.50%, TBA		(1,061,875)
	Federal National Mortgage Assoc.
8,000	4.00%, TBA		(8,478,750)
7,000	5.50%, TBA		(7,600,469)

	TOTAL SECURITIES SOLD SHORT (proceeds $21,336,797)		(21,396,094)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 111.2% (cost $423,074,909)		437,181,460
	LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (11.2%)		(44,087,907)

	NET ASSETS — 100%		$393,093,553

The following abbreviations are used in the Portfolio descriptions:

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CLO — Collateralized Loan Obligation

FNMA — Federal National Mortgage Assoc.

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corp.

FSB — Federal Saving Bank

GNMA — Government National Mortgage Assoc.

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

NR — Not Rated by Moodys or Standard & Poor’s

SLM — Student Loan Mortgage

TBA — To Be Announced

TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of January 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2012.
(d)	Standard & Poor’s rating.
(g)	Indicates a security or securities that have been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(l)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2012.
(m)	Repurchase agreements are collateralized by FFCB (coupon rate 0.14%, maturity date 01/28/13), FNMA (coupon rate 0.87%, maturity date 09/12/14) and GNMA (coupon rate 6.00%, maturity date 04/15/40), with the aggregate value, including accrued interest of $17,014,304.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Schedule of Investments was $445,803,436; accordingly, net unrealized appreciation on investments for federal income tax purposes was $12,774,248 (gross unrealized appreciation $19,253,376; gross unrealized depreciation $6,479,128). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at January 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2012	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
6	90 Day Euro Dollar	Mar. 2014	$1,454,550	$1,490,175	$35,625
	Short Positions:
112	5 Year U.S. Treasury Notes	Mar. 2012	13,743,024	13,893,250	(150,226)
29	10 Year U.S. Treasury Notes	Mar. 2012	3,773,398	3,835,250	(61,852)

					(212,078)

					$(176,453)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2012.

Forward foreign currency exchange contracts outstanding at January 31, 2012:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 02/02/12	Citigroup Global Markets	AUD	5,877	$5,982,204	$6,237,962	$255,758
Expiring 02/02/12	Deutsche Bank	AUD	274	284,872	290,829	5,957

Expiring 02/02/12	Deutsche Bank	AUD	273	273,414	289,768	16,354
British Pound,
Expiring 02/02/12	Citigroup Global Markets	GBP	4,678	7,276,629	7,371,461	94,832
Canadian Dollar,
Expiring 02/09/12	Royal Bank of Canada	CAD	2,093	2,096,144	2,106,430	10,286
Chinese Yuan,
Expiring 02/01/13	Deutsche Bank	CNY	4,875	770,188	772,970	2,782
Expiring 02/01/13	Deutsche Bank	CNY	2,851	453,022	452,072	(950)
Expiring 02/01/13	Goldman Sachs & Co.	CNY	3,971	633,000	629,665	(3,335)
Expiring 02/01/13	JPMorgan Chase	CNY	2,986	475,494	473,441	(2,053)
Expiring 02/01/13	UBS Securities	CNY	54,639	8,668,067	8,664,326	(3,741)
Expiring 02/13/12	Barclays Capital Group	CNY	7,579	1,178,220	1,201,246	23,026
Expiring 02/13/12	Barclays Capital Group	CNY	3,197	495,753	506,620	10,867
Expiring 02/13/12	Citigroup Global Markets	CNY	6,222	968,274	986,123	17,849
Expiring 02/13/12	Citigroup Global Markets	CNY	4,379	680,286	694,066	13,780
Expiring 02/13/12	Citigroup Global Markets	CNY	3,046	472,412	482,692	10,280
Expiring 02/13/12	Deutsche Bank	CNY	3,029	470,186	480,120	9,934
Expiring 02/13/12	Deutsche Bank	CNY	2,916	452,501	462,097	9,596
Expiring 02/13/12	Deutsche Bank	CNY	1,677	258,269	265,731	7,462
Expiring 02/13/12	Hong Kong & Shanghai Bank	CNY	1,914	300,000	303,343	3,343
Expiring 02/13/12	JPMorgan Chase	CNY	3,824	600,000	606,020	6,020
Expiring 02/13/12	JPMorgan Chase	CNY	3,823	600,000	605,925	5,925
Expiring 02/13/12	JPMorgan Chase	CNY	3,823	600,000	605,877	5,877
Expiring 02/13/12	JPMorgan Chase	CNY	3,691	574,000	585,036	11,036
Expiring 02/13/12	JPMorgan Chase	CNY	3,084	478,654	488,805	10,151
Expiring 02/13/12	UBS Securities	CNY	2,435	378,083	385,861	7,778
Expiring 06/01/12	BNP Paribas	CNY	2,943	463,067	466,452	3,385
Expiring 06/01/12	Citigroup Global Markets	CNY	2,589	406,723	410,309	3,586
Expiring 06/01/12	JPMorgan Chase	CNY	4,885	763,000	774,140	11,140
Expiring 06/01/12	JPMorgan Chase	CNY	2,445	382,000	387,487	5,487
Expiring 08/05/13	Deutsche Bank	CNY	1,000	159,642	158,426	(1,216)
Expiring 08/05/13	UBS Securities	CNY	2,887	457,175	457,386	211
Indian Rupee,
Expiring 07/12/12	JPMorgan Chase	INR	133,539	2,873,045	2,613,120	(259,925)
Mexican Peso,
Expiring 03/15/12	Hong Kong & Shanghai Bank	MXN	42,249	3,114,202	3,229,436	115,234
New Taiwanese Dollar,
Expiring 04/09/12	Barclays Capital Group	TWD	80,103	2,651,435	2,710,635	59,200
Norwegian Krone,
Expiring 02/16/12	Credit Suisse First Boston Corp.	NOK	3,170	526,683	539,979	13,296
Expiring 02/16/12	Goldman Sachs & Co.	NOK	3,169	525,815	539,808	13,993
Expiring 02/16/12	UBS Securities	NOK	3,170	526,464	539,979	13,515
South Korean Won,
Expiring 02/27/12	Citigroup Global Markets	KRW	3,996,508	3,570,702	3,550,132	(20,570)

				$51,839,625	$52,325,775	$486,150

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 02/02/12	Westpac Banking Corp.	AUD	35,296	$34,745,382	$37,463,861	$(2,718,479)
Expiring 03/15/12	Hong Kong & Shanghai Bank	AUD	28,872	30,572,562	31,006,220	(433,658)
Brazilian Real,
Expiring 03/02/12	UBS Securities	BRL	4,215	2,326,408	2,393,541	(67,133)
British Pound,
Expiring 02/02/12	Royal Bank of Canada	GBP	4,678	7,323,900	7,371,461	(47,561)
Expiring 03/02/12	Citigroup Global Markets	GBP	4,678	7,274,912	7,369,825	(94,913)

Canadian Dollar,
Expiring 02/09/12	Barclays Capital Group	CAD	11,304	11,041,488	11,271,305	(229,817)
Expiring 02/09/12	Royal Bank of Canada	CAD	3,297	3,235,954	3,287,464	(51,510)
Expiring 03/22/12	Royal Bank of Canada	CAD	2,093	2,094,089	2,104,334	(10,245)
Chinese Yuan,
Expiring 02/13/12	UBS Securities	CNY	54,639	8,656,394	8,659,561	(3,167)
Euro,
Expiring 04/16/12	Barclays Capital Group	EUR	1,963	2,516,272	2,568,354	(52,082)
Expiring 04/16/12	Citigroup Global Markets	EUR	1,450	1,855,507	1,897,154	(41,647)
Expiring 04/16/12	Deutsche Bank	EUR	4,632	5,943,088	6,060,425	(117,337)
Expiring 04/16/12	UBS Securities	EUR	2,013	2,559,680	2,633,773	(74,093)
Expiring 04/16/12	UBS Securities	EUR	1,535	1,958,525	2,008,366	(49,841)
Japanese Yen,
Expiring 02/14/12	Deutsche Bank	JPY	102,979	1,343,199	1,351,270	(8,071)
Malaysian Ringgit,
Expiring 04/23/12	Citigroup Global Markets	MYR	17	5,574	5,642	(68)
Singapore Dollar,
Expiring 02/10/12	Citigroup Global Markets	SGD	8	5,982	6,077	(95)
South Korean Won,
Expiring 02/27/12	Citigroup Global Markets	KRW	873,533	759,000	775,967	(16,967)
Expiring 02/27/12	Goldman Sachs & Co.	KRW	1,130,430	980,000	1,004,171	(24,171)
Expiring 02/27/12	UBS Securities	KRW	1,009,437	878,000	896,691	(18,691)
Expiring 02/27/12	UBS Securities	KRW	804,720	700,000	714,840	(14,840)
Expiring 02/27/12	UBS Securities	KRW	201,198	175,000	178,725	(3,725)

				$126,950,916	$131,029,027	$(4,078,111)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2012.

Interest rate swap agreements outstanding at January 31, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)	Counterparty
Over-the-counter swap agreements:
AUD	1,900	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	$129,382	$(7,697)	$137,079	Barclays Bank PLC
AUD	1,200	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	81,716	(4,324)	86,040	Deutsche Bank
BRL	19,600	01/02/14	11.860%	Brazilian interbank overnight lending rate(1)	389,326	9,579	379,747	Bank of America, N.A.
BRL	11,200	01/02/14	11.960%	Brazilian interbank overnight lending rate(1)	283,318	(3,178)	286,496	Goldman Sachs & Co.
BRL	9,200	01/02/14	10.580%	Brazilian interbank overnight lending rate(1)	44,400	17,676	26,724	Morgan Stanley & Co.
BRL	9,100	01/02/14	10.380%	Brazilian interbank overnight lending rate(1)	34,157	24,459	9,698	UBS AG
BRL	8,700	01/02/14	11.990%	Brazilian interbank overnight lending rate(1)	223,627	1,388	222,239	Barclays Bank PLC
BRL	7,500	01/02/14	12.510%	Brazilian interbank overnight lending rate(1)	179,583	5,973	173,610	Barclays Bank PLC
BRL	4,200	01/02/14	10.770%	Brazilian interbank overnight lending rate(1)	28,474	12,017	16,457	UBS AG
EUR	6,300	03/21/17	2.000%	6 month Euribor(1)	181,440	(39,536)	220,976	Barclays Bank PLC
MXN	37,200	03/05/13	6.500%	28 day Mexican interbank rate(1)	47,474	(821)	48,295	Morgan Stanley & Co.
Exchange-traded swap agreements:
	$5,600	10/13/16	1.800%	3 month LIBOR(1)	(252,322)	(107,841)	(144,481)	—
	7,100	12/21/21	3.250%	3 month LIBOR(1)	(921,411)	(566,947)	(354,464)	—
EUR	6,300	03/21/17	2.000%	6 month Euribor(1)	167,125	(37,635)	204,760	—

					$616,289	$(696,887)	$1,313,176

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at January 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices — Sell Protection (2):
Dow Jones CDX IG16 5Y Index	06/20/16	1.000%	$7,700	$17,901	$(83,064)	$100,965	Barclays Bank PLC

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps — Buy Protection (1):
AutoZone, Inc.,	06/20/16	0.720%	$1,100	$(10,843)	$—	$(10,843)	Deutsche Bank
Cardinal Health, Inc.	06/20/17	0.560%	1,200	(12,435)	—	(12,435)	UBS AG
CitiFinancial	06/20/15	0.150%	400	23,800	—	23,800	Barclays Bank PLC
CSX Corp.8	03/20/18	1.650%	1,600	(111,551)	—	(111,551)	Goldman Sachs & Co.
Donnelley (R.R.) & Sons	03/20/17	0.800%	600	173,130	—	173,130	Bank of America, N.A.
Dow Jones CDX HY15 5Y Index	12/20/15	5.000%	4,410	(28,324)	(124,722)	96,398	Citigroup
Embarq Corp.	03/20/14	1.250%	700	(2,577)	—	(2,577)	Deutsche Bank
Embarq Corp.	03/20/14	1.270%	600	(2,476)	—	(2,476)	Deutsche Bank
Embarq Corp.	03/20/14	1.430%	600	(4,550)	—	(4,550)	Deutsche Bank
Embarq Corp.	03/20/14	1.300%	200	(959)	—	(959)	Morgan Stanley & Co.
Goodrich Corp.	09/20/16	0.510%	200	(3,875)	—	(3,875)	Deutsche Bank
Limited Brands, Inc.,	09/20/17	2.290%	1,900	(26,816)	—	(26,816)	Bank of America, N.A.
Pearson Dollar	06/20/14	0.760%	4,200	(53,749)	—	(53,749)	Morgan Stanley & Co.
Sprint Capital Corp.	03/20/12	0.550%	1,000	5,462	—	5,462	JPMorgan Chase
Target Corp.	06/20/12	0.110%	300	(30)	—	(30)	Morgan Stanley & Co.
Exchange-traded credit default swaps — Buy Protection (1):
Dow Jones CDX IG09 10Y Index	12/20/17	0.800%	4,646	100,551	206,968	(106,417)	—
Dow Jones CDX IG10 10Y Index	06/20/18	1.500%	17,327	(304,892)	156,197	(461,089)	—
Dow Jones CDX IG14 5Y Index	06/20/15	1.000%	9,400	(87,278)	37,526	(124,804)	—
Dow Jones CDX IG15 5Y Index	12/20/15	1.000%	1,300	(7,824)	9,023	(16,847)	—

				$(355,236)	$284,992	$(640,228)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$7,195,431	$1,400,441
Bank Loan	—	381,009	—
Corporate Bonds	—	121,329,012	—
Foreign Government Bonds	—	40,647,596	—
Municipal Bonds	—	13,405,485	—
Residential Mortgage-Backed Securities	—	11,379,226	—
U.S. Government Mortgage-Backed Obligations	—	151,302,689	—
U.S. Treasury Obligations	—	93,235,568	—
Repurchase Agreements	—	16,600,000	—
Affiliated Money Market Mutual Fund	1,701,227	—	—
Options Written	—	(130)	—
Securities Sold Short - U.S. Government Mortgage-Backed Obligations	—	(21,396,094)	—
Other Financial Instruments*
Futures	(176,453)	—	—
Forward foreign currency exchange contracts	—	(3,591,961)	—
Interest rate swap agreements	(294,185)	1,607,361	—
Credit default swap agreements	(709,157)	169,894	—

Total	$521,432	$432,265,086	$1,400,441

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Intermediate-Term Bond Portfolio

Schedule of Investments

as of January 31, 2012 (Unaudited)

Moody’s Ratings†	Principal Amount (000)#	Description	Value
LONG - TERM INVESTMENTS — 95.9%
ASSET - BACKED SECURITIES — 1.4%
Aaa	$492	AMMC CDO, Series 2006-6A, Class A1A, 144A (Cayman Islands) 0.731%(c), 05/03/18	$ 477,473
Aaa	78	Ford Credit Auto Owner Trust, Series 2009-A, Class A3B 2.785%(c), 05/15/13	77,908
B3	301	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A 0.406%(c), 05/25/37	137,209
Aaa	1,768	SLM Student Loan Trust, Series 2008-9, Class A 2.06%(c), 04/25/23	1,804,041

		TOTAL ASSET-BACKED SECURITIES (cost $2,611,258)	2,496,631

BANK LOANS(c) — 1.0%
Diversified Financial Services — 0.7%
B2	800	AGFS Funding Co., Initial Loan 5.50%, 05/28/17	744,000
Ba3	500	International Lease Finance Corp., Term Loan 2 7.00%, 03/17/16	501,687

			1,245,687

Healthcare - Services — 0.3%
Ba3	500	HCA, Inc., Tranche Term Loan B-1 2.52%, 11/14/13	495,248

		TOTAL BANK LOANS (cost $1,786,778)	1,740,935

CERTIFICATE OF DEPOSIT — 1.2%
NR	2,200	Banco do Brasil SA,144A (Brazil) 2.252%(c), 02/14/14 (cost $2,200,000)	2,197,596

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%
NR	1,119	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A 2.035%(c), 11/15/15	1,037,885
Aaa	1,073	Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1, 144A 3.156%, 07/10/46	1,111,491
NR	600	Credit Suisse Mortgage Capital Certificates, Series 2010-RR1, Class 2A, 144A 5.695%(c), 09/15/40	685,706
NR	600	Series 2010-RR1, Class 3A, 144A 5.841%(c), 06/10/49	681,513
NR	700	Series 2010-RR7, Class 2A, 144A 5.467%(c), 09/18/39	768,926

Aaa	400	Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A 0.833%(c), 07/09/21	375,264

		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,367,843)	4,660,785

CORPORATE BONDS — 62.3%
Airlines — 0.4%
Baa2	360	Delta Air Lines 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates 6.20%, 01/02/20	386,692
NR	884	United Airlines, Inc., Equipment Trust(g)(i) 10.85%, 02/19/15	378,097

			764,789

Auto Manufacturers — 1.3%
A3	2,300	Volkswagen International Finance NV, Gtd. Notes, 144A (Netherlands) 1.625%, 08/12/13	2,312,673

Building & Construction — 2.6%
B2	4,800	KB Home, Gtd. Notes 5.875%, 01/15/15	4,728,000

Chemicals — 1.2%
Baa3	1,200	Dow Chemical Co. (The), Sr. Unsec’d. Notes 2.50%, 02/15/16	1,224,961
Baa1	800	Potash Corp. of Saskatchewan, Inc., Sr. Unsec’d. Notes (Canada) 5.25%, 05/15/14	880,624

			2,105,585

Commercial Banks — 10.3%
Baa1	1,100	Banco do Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil) 4.50%, 01/22/15	1,136,300
Baa1	1,800	Banco Santander Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil) 2.659%(c), 03/18/14	1,718,176
Baa1	300	4.25%, 01/14/16	292,500
Aa3	500	Banco Santander Chile, Sr. Unsec’d. Notes, 144A (Chile) 3.75%, 09/22/15	503,894
Baa1	800	Banco Votorantim Nassau, Sr. Notes, 144A (Brazil) 3.574%(c), 03/28/14	792,202
Baa1	1,100	Banco Votorantim SA, Sr. Unsec’d. Notes, 144A (Brazil) 5.25%, 02/11/16	1,109,001
Baa1	600	Bank of America Corp., Sr. Unsec’d. Notes 1.04%(c), 09/11/12	594,631
Baa1	2,000	Sr. Unsec’d. Notes, MTN 0.876%(c), 09/15/14	1,844,166
B2	400	CIT Group, Inc., Sec’d. Notes, 144A 5.25%, 04/01/14	407,000
A1	2,900	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 7.50%, 02/15/19	3,291,569
A1	600	Korea Development Bank, Sr. Unsec’d. Notes (South Korea) 5.75%, 09/10/13	632,190

Aa2		1,600	Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden) 1.467%(c), 01/14/14	1,575,216
Ba2		1,100	Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom) 5.05%, 01/08/15	1,032,995
A2		1,200	Royal Bank of Scotland PLC (The), Gtd. Notes (United Kingdom) 2.915%(c), 08/23/13	1,181,419
Aaa		1,200	Sparebanken 1 Boligkreditt, Covered Bonds, 144A (Norway) 1.25%, 10/25/14	1,194,434
Aaa		1,200	Toronto-Dominion Bank (The), Covered Bonds, 144A (Canada) 2.20%, 07/29/15	1,229,767

				18,535,460

Diversified Financial Services — 16.6%
B1		1,500	Ally Financial, Inc., Gtd. Notes 6.25%, 12/01/17	1,545,000
A2		500	American Express Bank FSB, Sr. Unsec’d. Notes 5.50%, 04/16/13	525,965
A2		1,800	American Express Credit Corp., Sr. Unsec’d. Notes, MTN 5.875%, 05/02/13	1,903,615
Aaa		2,500	BNP Paribas Home Loan Covered Bonds SA, Covered Bonds, 144A (France) 2.20%, 11/02/15	2,412,493
Aaa		1,000	BRFkredit A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark) 0.817%(c), 04/15/13	999,647
Baa1		2,300	Capital One Bank USA NA, Sub. Notes 6.50%, 06/13/13	2,428,030
Aaa		2,500	Cie De Financement Foncier, Covered Bonds, 144A (France) 1.625%, 07/23/12	2,501,625
A3		1,200	Citigroup, Inc., Sr. Unsec’d. Notes 5.50%, 04/11/13	1,245,338
A3		2,200	6.50%, 08/19/13	2,333,199
Aa1		750	Credit Suisse, Sr. Unsec’d. Notes, MTN (Switzerland) 3.50%, 03/23/15	766,833
Aa1		2,200	5.00%, 05/15/13	2,284,029
Aaa		1,200	DanFin Funding Ltd., Gov’t. Liquid Gtd. Notes, 144A (Ireland) 1.267%(c), 07/16/13	1,212,596
Ba1		200	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 7.50%, 08/01/12	205,517
Aa3	EUR	400	General Electric Capital Corp., Sub. Notes, 144A 5.50%(c), 09/15/67	455,199
Aa2		500	HSBC Holdings PLC, Sr. Unsec’d. Notes (United Kingdom) 6.10%, 01/14/42	578,775
Aa3		100	JPMorgan Chase & Co., Sr. Unsec’d. Notes 3.15%, 07/05/16	101,524
Aa3		400	3.45%, 03/01/16	411,957
Aa3		800	4.25%, 10/15/20	814,298
Aa3		200	4.40%, 07/22/20	206,947
Aa3		100	6.30%, 04/23/19	115,558

NR		1,800	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i) 2.85%, 12/23/24	488,250
NR		600	5.625%, 01/24/13	163,500
Baa1		1,400	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN 6.15%, 04/25/13	1,455,772
A2	EUR	2,100	Morgan Stanley, Sr. Unsec’d. Notes, MTN 1.807%(c), 03/01/13	2,698,905
Aaa		1,900	Stadshypotek AB, Covered Bonds, 144A (Sweden) 1.129%(c), 09/30/13	1,885,948

				29,740,520

Electric — 3.9%
Ba1		1,200	CMS Energy Corp., Sr. Unsec’d. Notes 4.25%, 09/30/15	1,232,059
A3		500	Dayton Power & Light Co. (The), First Mortgage 5.125%, 10/01/13	533,294
Baa3		1,200	Entergy Corp., Sr. Unsec’d. Notes 3.625%, 09/15/15	1,217,339
Baa1		600	Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A(g) 2.50%, 08/15/15	610,224
A2		2,300	Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN 5.30%, 05/01/18	2,764,193
Ba2	EUR	500	Tokyo Electric Power Co. Inc., (The) Sr. Sec’d. Notes (Japan) 4.50%, 03/24/14	611,511

				6,968,620

Electronics — 0.7%
Baa2		1,200	Agilent Technologies, Inc., Sr. Unsec’d. Notes 2.50%, 07/15/13	1,217,681

Financial - Bank & Trust — 3.3%
Aa1		2,000	Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, 144A (France) 0.927%(c), 03/05/13	1,900,838
Aa1		2,000	1.033%(c), 04/29/14	1,819,526
Aaa		2,200	Swedbank AB, Gov’t. Liquid Gtd. Notes, 144A (Sweden) 1.022%(c), 01/14/13	2,201,239

				5,921,603

Food — 0.7%
Baa1		1,200	WM Wrigley Jr. Co., Sec’d. Notes, 144A 2.45%, 06/28/12	1,208,311

Healthcare - Services — 0.3%
Ba3		500	HCA, Inc., Sr. Sec’d. Notes 7.25%, 09/15/20	538,125

Hotels — 0.4%
Ba2		700	MGM Resorts International, Sr. Sec’d. Notes 9.00%, 03/15/20	789,250

Insurance — 2.8%
Baa2		500	American International Group, Inc., Jr. Sub. Debs. 8.175%(c), 05/15/68	482,500

Baa1	160	Sr. Unsec’d. Notes 4.25%, 05/15/13	162,192
Baa1	300	8.25%, 08/15/18	345,451
Baa1	800	Sr. Unsec’d. Notes, 144A 3.75%, 11/30/13	790,911
A3	1,100	MetLife, Inc., Sr. Unsec’d. Notes 1.685%(c), 08/06/13	1,109,992
A1	1,000	Monumental Global Funding III, Sr. Sec’d. Notes, 144A 0.73%(c), 01/25/13	987,791
Baa1	1,000	Ohio National Financial Services, Inc., Sr. Notes, 144A 6.375%, 04/30/20	1,142,338

			5,021,175

Investment Company — 1.1%
Aaa	2,000	FIH Erhvervsbank A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark) 0.912%(c), 06/13/13	1,998,340

Media — 1.7%
Baa2	1,200	NBC Universal Media LLC, Sr. Unsec’d. Notes, 144A 4.375%, 04/01/21	1,302,808
Baa1	850	Pearson Dollar Finance Two PLC, Gtd. Notes, 144A (United Kingdom) 5.50%, 05/06/13	891,996
Baa1	800	Reed Elsevier Capital, Inc., Gtd. Notes 7.75%, 01/15/14	894,588

			3,089,392

Metals & Mining — 2.0%
Baa1	1,200	Anglo American Capital PLC, Gtd. Notes, 144A (United Kingdom) 2.15%, 09/27/13	1,204,273
Baa3	600	AngloGold Ashanti Holdings PLC, Gtd. Notes (United Kingdom) 5.375%, 04/15/20	621,715
Ba1	800	CSN Resources SA, Gtd. Notes, 144A (Luxembourg) 6.50%, 07/21/20	846,400
Baa2	900	Teck Resources Ltd., Gtd. Notes (Canada) 4.50%, 01/15/21	964,767

			3,637,155

Oil, Gas & Consumable Fuels — 4.6%
Baa2	1,100	Cenovus Energy, Inc., Sr. Unsec’d. Notes (Canada) 4.50%, 09/15/14	1,191,471
Baa2	400	Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A 4.00%, 07/15/15	419,156
Baa2	600	5.45%, 07/15/20	661,666
Baa1	1,200	Gazprom Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg) 5.092%, 11/29/15	1,239,000
Baa1	400	Noble Holding International Ltd., Gtd. Notes (Cayman Islands) 3.45%, 08/01/15	417,442
A3	500	Petrobras International Finance Co., Gtd. Notes (Cayman Islands) 8.375%, 12/10/18	613,750
Baa1	1,200	Petroleos Mexicanos, Gtd. Notes (Mexico) 5.50%, 01/21/21	1,299,000

Aa1		1,200	Shell International Finance BV, Gtd. Notes (Netherlands) 3.10%, 06/28/15	1,293,807
Aa1		1,000	Total Capital SA, Gtd. Notes (France) 3.00%, 06/24/15	1,066,595

				8,201,887

Pipelines — 3.2%
Baa2		2,400	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes 5.80%, 03/01/21	2,705,806
Ba2		250	NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A 7.119%, 12/15/17	223,059
Baa2		1,075	Spectra Energy Capital LLC, Gtd. Notes 5.50%, 03/01/14	1,145,559
A3		1,500	TransCanada Pipelines Ltd., Sr. Unsec’d. Notes (Canada) 3.80%, 10/01/20	1,620,127

				5,694,551

Real Estate Investment Trust — 0.7%
Baa2		1,200	Ventas Realty LP, Gtd. Notes 6.75%, 04/01/17	1,243,392

Software — 0.7%
A1		1,200	Oracle Corp., Sr. Unsec’d. Notes, 144A 3.875%, 07/15/20	1,338,134

Telecommunications — 3.2%
A2		675	Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes 5.55%, 02/01/14	737,340
Baa1		1,680	Rogers Communications, Inc., Gtd. Notes (Canada) 6.375%, 03/01/14	1,863,407
Baa2		500	Telecom Italia Capital SA, Gtd. Notes (Luxembourg) 6.175%, 06/18/14	502,500
Baa2		2,500	Vivendi SA, Sr. Unsec’d. Notes, 144A (France) 5.75%, 04/04/13	2,616,113

				5,719,360

Tobacco — 0.6%
Baa1		1,000	Altria Group, Inc., Gtd. Notes 8.50%, 11/10/13	1,127,985

			TOTAL CORPORATE BONDS (cost $111,201,729)	111,901,988

FOREIGN GOVERNMENT BONDS — 10.9%
Aaa	AUD	1,400	Australia Government, Sr. Unsec’d. Notes (Australia) 5.50%, 04/21/23	1,694,869
Aaa	AUD	7,200	5.75%, 07/15/22	8,887,692
Baa3		1,500	Republic of Panama, Sr. Unsec’d. Notes (Panama) 9.375%, 04/01/29	2,381,865

Aaa	GBP	3,700	United Kingdom Gilt, Bonds (United Kingdom) 3.75%, 09/07/21	6,699,531

			TOTAL FOREIGN GOVERNMENT BONDS (cost $17,712,580)	19,663,957

MUNICIPAL BONDS — 3.4%
California — 0.5%
B3		800	Tobacco Securitization Authority of Southern California, Revenue Bonds 5.00%, 06/01/37	571,056
Aa2		325	University of California, Revenue Bonds 5.035%, 05/15/21	357,754

				928,810

Florida — 0.5%
Aa2		800	County of Broward Florida, Revenue Bonds 6.206%, 10/01/30	860,128

Illinois — 0.6%
Aa3		1,000	Illinois State Toll Highway Authority, Revenue Bonds 5.293%, 01/01/24	1,065,790

New York — 1.4%
Aa1		1,100	New York City Transitional Finance Authority, Revenue Bonds 4.075%, 11/01/20	1,208,141
Aa1		1,200	5.008%, 08/01/27	1,338,876

				2,547,017

West Virginia — 0.4%
B2		930	Tobacco Settlement Financial Authority of West Virginia, Revenue Bonds 7.467%, 06/01/47	684,024

			TOTAL MUNICIPAL BONDS (cost $5,983,105)	6,085,769

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.2%
A3		162	American Home Mortgage Investment Trust, Series 2004-4, Class 5A 2.809%(c), 02/25/45	138,534
Aaa		212	Bank of America Funding Corp., Series 2006-A, Class 1A1 2.655%(c), 02/20/36	176,061
Ba+		1,071	BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A 5.25%, 04/26/37	974,618
B3		327	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 11A2 2.702%(c), 11/25/34	291,107
B3		700	Series 2004-8, Class 13A1 2.834%(c), 11/25/34	547,386
Caa3		632	Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1 2.775%(c), 11/25/36	328,599
Caa3		586	Series 2006-6, Class 32A1 2.864%(c), 11/25/36	298,485
Aaa		212	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A 2.58%(c), 10/25/35	178,817
CC(d)		1,227	Series 2006-AR1, Class 1A1 2.66%(c), 10/25/35	969,206

AAA(d)		57	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1 6.25%, 12/25/33	60,005
Baa3		116	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A 6.50%(c), 01/25/34	115,767
B2		682	Series 2004-25, Class 1A1 0.606%(c), 02/25/35	468,206
Aaa		16	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1 6.50%, 04/25/33	17,126
Aa1	EUR	800	EMF-NL, Series 2008-APRX, Class A2 (Netherlands) 2.031%(c), 04/17/41	807,443
Aaa		1,207	Federal Home Loan Mortgage Corp., Series 3346, Class FA 0.52%(c), 02/15/19	1,204,103
Aaa		230	FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2 7.00%, 10/25/43	262,857
Aaa		646	Series T-75, Class A1 0.316%(c), 12/25/36	642,323
Aaa		49	Government National Mortgage Assoc., Series 1995-2, Class KQ 8.50%, 03/20/25	55,276
Aaa		65	Series 2000-9, Class FG 0.89%(c), 02/16/30	65,076
Aaa		95	Series 2000-9, Class FH 0.79%(c), 02/16/30	95,039
Aaa		194	Series 2000-11, Class PH 7.50%, 02/20/30	202,347
Aaa		122	Granite Master Issuer PLC, Series 2006-3, Class A7 (United Kingdom) 0.381%(c), 12/20/54	117,548
Caa2		368	Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1 0.506%(c), 06/25/45	205,090
Aaa		294	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.658%(c), 09/25/35	253,973
B2		310	Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A 0.486%(c), 02/25/36	208,305
A1		252	MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A 1.295%(c), 10/25/35	205,960
Aaa		1,681	NCUA Guaranteed Notes, Series 2010-R2, Class 1A 0.665%(c), 11/06/17	1,680,838
Aaa		347	Sequoia Mortgage Trust, Series 10, Class 2A1 1.041%(c), 10/20/27	305,025
Baa2		116	Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1 0.531%(c), 07/19/35	70,608
NR		29	Structured Asset Securities Corp., Series 2001-21A, Class 1A1 2.334%(c), 01/25/32	24,078

Baa2		258	Washington Mutual, Inc., Mortgage Pass-Through Certificates, Series 2002-AR6, Class A 1.597%(c), 06/25/42	196,957
B2		15	Series 2002-AR9, Class 1A 1.597%(c), 08/25/42	11,582

			TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $12,921,535)	11,178,345

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
			Small Business Administration Participation Certificates,

162	Series 2008-20A, Class 1 5.17%, 01/01/28	186,963
337	Series 2008-20D, Class 1 5.37%, 04/01/28	385,030

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $524,191)	571,993

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 0.5%
95	Federal National Mortgage Assoc. 2.317%(c), 07/01/25	95,401
55	3.50%(c), 08/01/24	56,081
5	5.079%(c), 12/01/30	4,919
149	Government National Mortgage Assoc. 1.625%, 08/20/26-07/20/30	153,585
47	2.125%, 10/20/24-12/20/26	48,367
282	2.25%(c), 03/20/30	290,674
207	2.375%, 05/20/23-06/20/27	214,144
43	2.50%(c), 02/20/25	44,124

	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $885,706)	907,295

U.S. TREASURY OBLIGATIONS — 6.1%
4,600	U.S. Treasury Notes 2.00%, 11/15/21	4,680,500
1,700	2.125%, 08/15/21	1,754,852
4,100	3.125%, 05/15/21	4,607,375

	TOTAL U.S. TREASURY OBLIGATIONS (cost $10,772,315)	11,042,727

	TOTAL LONG-TERM INVESTMENTS (cost $170,967,040)	172,448,021

SHORT-TERM INVESTMENTS — 7.5%
REPURCHASE AGREEMENTS(m) — 4.5%
8,100	Barclays Capital, Inc., 0.20%, dated 01/31/12, due 02/01/12 in the amount of $8,100,045. (cost $8,100,000)	8,100,000

U.S. TREASURY OBLIGATIONS(n) — 1.3%
411	U.S. Treasury Bills 0.03%, 03/22/12	410,980
356	0.035%, 03/01/12(k)	355,995
91	0.043%, 06/07/12	90,979
800	0.044%, 06/14/12	799,799
299	0.048%, 05/10/12-12/10/12	298,953
255	0.065%, 04/19/12	254,973
63	0.26%, 03/08/12	62,999

	TOTAL U.S. TREASURY OBLIGATIONS (cost $2,274,777)	2,274,678

CERTIFICATE OF DEPOSIT(n) — 1.2%
2,200	Itau Unibanco 1.372%, 02/06/12 (cost $2,199,504)	2,199,628

SHARES
AFFILIATED MONEY MARKET MUTUAL FUND — 0.4%
688,252	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $688,252)(w)	688,252

Notional Amounts (000)#		Counterparty
OPTIONS PURCHASED(l)* — 0.1%
Put Options
	Interest Rate Swap Options,
$4,100	Pay a fixed rate of 3.27% and receive a floating rate based on Credit Suisse First Boston Corp 3-month LIBOR, expiring 09/24/12 (cost $210,467)	.	108,122

	TOTAL SHORT-TERM INVESTMENTS (cost $13,473,000)		13,370,680

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 103.4% (cost $184,440,040)(p)		185,818,701

OPTIONS WRITTEN(l)*
Put Options
	Interest Rate Swap Options,
9,000	Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	(54)
5,400	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America	(13)
3,000	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	(7)
5,100	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	(12)
1,000	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	(2)
9,600	Receive a fixed rate of 2.85% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Credit Suisse First Boston Corp.	(73,453)
3,200	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Bank of America	(345)
700	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	(76)
16,300	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	(1,759)

	TOTAL OPTIONS WRITTEN (premiums received $580,005)		(75,721)

Principal Amount (000)#
SECURITIES SOLD SHORT — (3.5)%
U.S. GOVERNMENT AGENCY OBLIGATIONS
	U.S. Treasury Notes
1,700	2.125%, 08/15/21	(1,754,852)
4,100	3.125%, 05/15/21	(4,607,375)
	TOTAL SECURITIES SOLD SHORT (proceeds received $ 6,231,509)	(6,362,227)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 99.9% (cost $177,628,526)	179,380,753
	OTHER ASSETS IN EXCESS OF LIABILITIES(X) — 0.1%	160,946

	NET ASSETS — 100%	$179,541,699

The following abbreviations were used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDO	Collaterized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FSB	Federal Saving Bank

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moodys or Standard & Poor’s
SLM	Student Loan Mortgage
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
USA	United States of America

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of January 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
*	Non-income producing security.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2012.
(d)	Standard & Poor’s rating.
(g)	Indicates a security or securities that have been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(l)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2012.
(m)	Repurchase agreement is collateralized by U.S. Treasury Inflationary Indexed Bonds, TIPS (coupon rate 0.125%, maturity date 04/15/16) with an aggregate value, including accrued interest of $8,820,147.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Schedule of Investments was $185,889,728; accordingly, net unrealized depreciation on investments for federal income tax purposes was $71,027(gross unrealized appreciation $5,622,987; gross unrealized depreciation $5,694,014). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at January 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2012	Unrealized Appreciation(1)
	Long Positions:
82	90 Day Euro Dollar	Mar. 2016	$19,626,700	$20,129,975	$503,275

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2012.

Forward foreign currency exchange contracts outstanding at January 31, 2012:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 02/23/12	Barclays Capital Group	AUD	207	$212,843	$219,214	$6,371
Expiring 02/23/12	JPMorgan Chase	AUD	2,245	2,215,478	2,377,465	161,987
Brazilian Real, Expiring 02/02/12	Barclays Capital Group	BRL	273	147,301	156,057	8,756

British Pound,
Expiring 02/02/12	Barclays Capital Group	GBP	2,037	3,194,016	3,209,847	15,831
Expiring 02/02/12	Citigroup Global Markets	GBP	482	749,751	759,522	9,771
Expiring 02/02/12	Morgan Stanley	GBP	1,798	2,800,160	2,833,238	33,078
Chinese Yuan,
Expiring 06/01/12	Citigroup Global Markets	CNY	5,757	904,357	912,330	7,973
Expiring 02/01/13	Deutsche Bank	CNY	14,553	2,296,513	2,307,721	11,208
Expiring 08/05/13	Deutsche Bank	CNY	2,000	319,285	316,853	(2,432)
Expiring 08/05/13	UBS Securities	CNY	5,656	895,677	896,091	414
Danish Krone,
Expiring 03/08/12	Morgan Stanley	DKK	203	35,316	35,728	412
Indian Rupee,
Expiring 07/12/12	JPMorgan Chase	INR	94,534	2,033,874	1,849,869	(184,005)
Indonesian Rupiah,
Expiring 07/02/12	Hong Kong & Shanghai Bank	IDR	8,616,000	953,625	944,830	(8,795)
Malaysian Ringgit,
Expiring 04/23/12	JPMorgan Chase	MYR	6,278	2,069,832	2,053,032	(16,800)
Philippine Peso,
Expiring 03/15/12	Citigroup Global Markets	PHP	43,020	992,044	999,494	7,450
Singapore Dollar,
Expiring 02/10/12	JPMorgan Chase	SGD	2,714	2,081,843	2,157,386	75,543
Expiring 05/15/12	Hong Kong & Shanghai Bank	SGD	4,552	3,621,000	3,620,552	(448)
South Korean Won,
Expiring 02/27/12	Citigroup Global Markets	KRW	3,520,993	3,145,850	3,127,728	(18,122)

				$28,668,765	$28,776,957	$108,192

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 02/02/12	Westpac Banking Corp.	AUD	1,944	$1,913,664	$2,063,389	$(149,725)
Expiring 02/23/12	Bank of New York Mellon	AUD	12,708	12,486,372	13,457,831	(971,459)
Expiring 02/23/12	Barclays Capital Group	AUD	1,643	1,715,768	1,739,945	(24,177)
Expiring 02/23/12	Barclays Capital Group	AUD	294	300,135	311,347	(11,212)
Brazilian Real,
Expiring 02/02/12	Barclays Capital Group	BRL	273	145,000	156,057	(11,057)
Expiring 03/02/12	UBS Securities	BRL	243	134,170	138,042	(3,872)
Expiring 04/03/12	Barclays Capital Group	BRL	273	145,588	153,859	(8,271)
British Pound,
Expiring 02/02/12	Barclays Capital Group	GBP	1,379	2,114,526	2,172,990	(58,464)
Expiring 02/02/12	Barclays Capital Group	GBP	337	516,361	531,035	(14,674)
Expiring 02/02/12	Barclays Capital Group	GBP	81	125,363	127,637	(2,274)
Expiring 02/02/12	Royal Bank of Canada	GBP	2,520	3,945,324	3,970,945	(25,621)
Expiring 03/02/12	Barclays Capital Group	GBP	2,037	3,193,250	3,209,135	(15,885)
Expiring 03/02/12	Citigroup Global Markets	GBP	482	749,574	759,353	(9,779)
Expiring 03/02/12	Morgan Stanley	GBP	1,798	2,799,486	2,832,609	(33,123)
Canadian Dollar,
Expiring 02/09/12	Deutsche Bank	CAD	9	8,732	8,974	(242)
Chinese Yuan,
Expiring 02/01/13	Deutsche Bank	CNY	4,438	688,000	703,686	(15,686)
Euro,
Expiring 04/16/12	Barclays Capital Group	EUR	1,398	1,820,635	1,829,118	(8,483)
Expiring 04/16/12	Barclays Capital Group	EUR	1,116	1,430,544	1,460,154	(29,610)
Expiring 04/16/12	Citigroup Global Markets	EUR	825	1,055,719	1,079,415	(23,696)
Expiring 04/16/12	Deutsche Bank	EUR	2,633	3,378,271	3,444,970	(66,699)
Expiring 04/16/12	Morgan Stanley	EUR	303	392,041	396,440	(4,399)
Expiring 04/16/12	UBS Securities	EUR	1,145	1,455,953	1,498,097	(42,144)
Expiring 04/16/12	UBS Securities	EUR	873	1,113,871	1,142,217	(28,346)

Indian Rupee,
Expiring 07/12/12	Barclays Capital Group	INR	96,831	1,758,000	1,894,801	(136,801)
Indonesian Rupiah,
Expiring 07/02/12	UBS Securities	IDR	8,561,810	908,897	938,888	(29,991)
Japanese Yen,
Expiring 02/14/12	Deutsche Bank	JPY	140,983	1,838,901	1,849,951	(11,050)
Malaysian Ringgit,
Expiring 04/23/12	Deutsche Bank	MYR	6,312	1,975,000	2,064,249	(89,249)
Mexican Peso,
Expiring 03/15/12	Hong Kong & Shanghai Bank	MXN	44	3,218	3,337	(119)
New Taiwanese Dollar,
Expiring 04/09/12	Barclays Capital Group	TWD	360	11,922	12,188	(266)
Philippine Peso,
Expiring 03/15/12	Citigroup Global Markets	PHP	43,027	979,000	999,658	(20,658)
Singapore Dollar,
Expiring 02/10/12	Deutsche Bank	SGD	2,733	2,102,000	2,172,426	(70,426)
Expiring 02/10/12	Deutsche Bank	SGD	3	2,405	2,471	(66)
South Korean Won,
Expiring 02/27/12	Deutsche Bank	KRW	1,434,787	1,232,000	1,274,534	(42,534)

				$52,439,690	$54,399,748	$(1,960,058)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2012.

Interest rate swap agreements outstanding at January 31, 2012:

Notional Amount (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(2)	Counterparty
Over-the-counter swap agreements:
	$3,200	09/20/21	4.000%	3 month LIBOR(1)	$164,501	$111,092	$53,409	Morgan Stanley & Co.
AUD	2,900	12/15/20	6.000%	6 month Australian Bank Bill rate(1)	343,676	2,091	341,585	Barclays Bank PLC
AUD	1,700	12/15/20	6.000%	6 month Australian Bank Bill rate(1)	201,467	(12,666)	214,133	Citigroup
AUD	1,500	12/15/21	5.750%	6 month Australian Bank Bill rate(1)	155,223	(15,027)	170,250	Barclays Bank PLC
BRL	14,100	01/02/14	11.890%	Brazilian interbank overnight lending rate(1)	299,937	(32,304)	332,241	Morgan Stanley & Co.
Exchange-traded swap agreements:
	$24,400	09/21/16	4.000%	3 month LIBOR(1)	1,298,606	852,991	445,615	—

					$2,463,410	$906,177	$1,557,233

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2012.

Credit default swap agreements outstanding at January 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#	Implied Credit Spread at January 31, 2012(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues — Sell Protection (1):
Arab Republic of Egypt	03/20/16	1.000%	$200	5.550%	$(33,047)	$(23,382)	$(9,665)	Morgan Stanley & Co.
Arab Republic of Egypt	03/20/16	1.000%	100	5.550%	(16,523)	(9,782)	(6,741)	Morgan Stanley & Co.
Berkshire Hathaway	03/20/13	1.000%	2,500	0.810%	7,255	—	7,255	Barclays Bank PLC
BP Capital Markets	06/20/15	5.000%	800	0.884%	113,398	8,141	105,257	Credit Suisse International
BP Capital Markets	06/20/15	5.000%	700	0.884%	99,225	14,394	84,831	Goldman Sachs
Enbridge Energy Partners	06/20/12	0.280%	200	0.456%	(78)	—	(78)	Merrill Lynch & Co.
Energy Transfer Partners	06/20/12	0.330%	200	0.809%	(327)	—	(327)	Bank of America, N.A.
Federal Republic of Brazil	03/20/16	1.000%	2,800	1.305%	(28,254)	(21,931)	(6,323)	Citigroup
Japan Gov’t. Series 55	03/20/16	1.000%	600	1.239%	(3,906)	3,630	(7,536)	Goldman Sachs
Kinder Morgan	06/20/12	0.290%	200	0.685%	(182)	—	(182)	Merrill Lynch & Co.
MetLife, Inc.	06/20/12	5.000%	1,200	1.350%	24,202	8,202	16,000	Deutsche Bank
Plains All-American Pipeline	06/20/12	0.320%	200	0.432%	(42)	—	(42)	Bank of America, N.A.
Republic of Korea	03/20/16	1.000%	2,500	1.310%	(26,711)	1,713	(28,424)	Barclays Bank PLC
Valero Energy Corp.	06/20/12	0.320%	200	0.500%	13	—	13	Bank of America, N.A.

					$135,023	$(19,015)	$154,038

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps — Buy Protection (2):
CMS Energy Corp.	3/20/2012	0.090%		$200	$77	84	$(7)	Deutsche Bank
Dow Jones iTraxx 15	6/20/2016	1.000%	EUR	2,100	262,927	374,888	(111,961)	Morgan Stanley & Co.
Dow Jones iTraxx 16	12/20/2016	5.000%	EUR	5,600	295,034	430,349	(135,315)	Morgan Stanley & Co.
KB Home	3/20/2015	5.000%		4,000	3,617	(192,887)	196,504	Deutsche Bank
Exchange-traded credit default swaps — Buy Protection (2):
CDX IG 17 Y Index	12/20/2016	1.000%		7,000	8,426	(87,872)	96,298	—
Credit Agricole SA	12/20/2016	1.000%	EUR	500	36,848	47,173	(10,325)	—
Credit Agricole SA	12/20/2016	1.000%	EUR	300	22,441	29,002	(6,561)	—

					$629,370	$600,737	$28,633

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$2,496,631	$—
Bank Loans	—	1,740,935	—
Commercial Mortgage-Backed Securities	—	4,660,785	—
Corporate Bonds	—	111,109,786	792,202
Foreign Government Bonds	—	19,663,957	—
Municipal Bonds	—	6,085,769	—
Residential Mortgage-Backed Securities	—	11,178,345	—
U.S. Government Agency Obligations	—	571,993	—
U.S. Government Mortgage Backed Obligations	—	907,295	—
U.S. Treasury Obligations	—	13,317,405	—
Repurchase Agreements	—	8,100,000	—
Certificate of Deposits	—	4,397,224	—
Affiliated Money Market Mutual Fund	688,252	—	—
Options Purchased	—	108,122	—
Options Written	—	(75,721)	—
Securities Sold Short - U.S. Government Mortgage-Backed Obligations	—	(6,362,227)	—
Other Financial Instruments*
Futures	503,275	—	—
Forward foreign currency exchange contracts	—	(1,851,866)	—
Interest rate swap agreements	445,615	1,111,618	—
Credit default swap agreements	79,412	103,259	—

Total	$1,716,554	$177,263,310	$792,202

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Mortgage Backed Securities Portfolio

Schedule of Investments

as of January 31, 2012 (Unaudited)

Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS — 109.6%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
$ 484	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A2 5.286%(c), 06/11/41	$ 502,090
400	GS Mortgage Securities Corp II Series 2007-GG10, Class A4 5.788%(c), 08/10/45	443,196

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $833,333)	945,286

RESIDENTIAL MORTGAGE-BACKED SECURITIES —16.5%
214	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A1 2.69%(c), 03/25/36	134,885
153	Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1A7 5.50%, 01/25/36	140,322
397	Series 2005-85CB, Class 2A2 5.50%, 02/25/36	274,487
504	Series 2005-J11, Class 1A3 5.50%, 11/25/35	469,046
	Series 2007-HY5R, Class 2A1A
379	5.544%(c), 03/25/47	356,263
239	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-14, Class A3 6.25%, 09/25/36	230,320
84	Series 2006-J2, Class 1A6 6.00%, 04/25/36	65,931
	Federal Home Loan Mortgage Corp.,
	Series 74, Class F
11	6.00%, 10/15/20	12,306
	Series 83, Class Z
2	9.00%, 10/15/20	2,087
18	Series 186, Class E 6.00%, 08/15/21	19,861
5	Series 1058, Class H 8.00%, 04/15/21	5,104
4	Series 1116, Class I 5.50%, 08/15/21	4,646
22	Series 1120, Class L 8.00%, 07/15/21	25,041
425	Series 2809, Class UC 4.00%, 06/15/19	453,564
645	Series 2995, Class ST, IO 6.46%(c), 05/15/29	105,213
1,897	Series 3279, Class SD, IO 6.14%(c), 02/15/37	280,808
1,797	Series 3309, Class SC, IO 6.16%(c), 04/15/37	270,692
285	Series 3787, Class AY 3.50%, 01/15/26	301,626
330	Series 3840, Class HB 3.50%, 04/15/26	349,566

147	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-42, Class A5 7.50%, 02/25/42	178,580
	Federal National Mortgage Assoc.,
	Series 56, Class 1
7	6.00%, 04/01/19	7,547
	Series 1988-19, Class J
7	8.50%, 07/25/18	7,519
	Series 1990-10, Class L
3	8.50%, 02/25/20	3,673
	Series 1990-108, Class G
7	7.00%, 09/25/20	7,771
	Series 1991-21, Class J
7	7.00%, 03/25/21	8,033
	Series 1992-113, Class Z
15	7.50%, 07/25/22	16,388
	Series 1993-223, Class ZA
187	6.50%, 12/25/23	210,363
	Series 2001-51, Class QN
131	6.00%, 10/25/16	139,963
	Series 2003-33, Class PT
87	4.50%, 05/25/33	93,668
	Series 2007-22, Class SD, IO
1,205	6.124%(c), 03/25/37	181,076
	Series 2011-67, Class BE
285	3.50%, 07/25/26	302,289
	Series G-14, Class L
10	8.50%, 06/25/21	11,976
	Series G92-24, Class Z
10	6.50%, 04/25/22	10,984
	Series G92-59, Class D
53	6.00%, 10/25/22	57,754
	Series G94-4, Class PG
175	8.00%, 05/25/24	195,781
	First Boston Mortgage Securities Corp.,
	Series B, Class I-O, IO
21	8.985%, 04/25/17	2,664
	Series B, Class P-O, PO
21	0.43%(s), 04/25/17	20,796
	Government National Mortgage Assoc.,
	Series 2006-35, Class LO, PO
85	2.06%(s), 07/20/36	78,720
	Series 2006-38, Class XS, IO
812	6.96%(c), 09/16/35	177,793
	GSR Mortgage Loan Trust,
	Series 2005-AR2, Class 1A2
79	2.965%(c), 04/25/35	60,666
	Series 2007-AR2, Class 1A1
232	5.223%(c), 05/25/47	140,780
	JPMorgan Mortgage Trust,
	Series 2007-S2, Class 2A3
275	5.50%, 06/25/37	247,241
	Morgan Stanley Mortgage Loan Trust,
	Series 2007-12, Class 3A22
178	6.00%, 08/25/37	151,226
	Residential Asset Securitization Trust,
	Series 2004-A3, Class A7
588	5.25%, 06/25/34	595,920
	Wells Fargo Mortgage Backed Securities Trust,
	Series 2006-AR10, Class 5A2
160	2.736%(c), 07/25/36	116,690

	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $6,007,844)	6,527,629

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 90.7%
	Federal Home Loan Mortgage Corp.
1,934	5.00%, 10/01/35	2,087,188

693	6.00%, 01/01/15-02/01/21	742,257
61	6.50%, 01/01/18-06/01/22	68,340
18	7.50%, 06/01/28	20,544
2	8.50%, 04/01/18	2,447
15	11.50%, 03/01/16	18,259
	Federal National Mortgage Assoc.
1,100	3.50%, TBA	1,157,406
1,635	4.35%, 07/01/20	1,840,222
1,143	4.50%, 05/01/35	1,231,567
1,067	4.57%, 06/01/20	1,213,475
2,284	5.00%, 11/01/18-08/01/35	2,469,616
257	5.00%, 07/01/33-09/01/34(k)	277,518
1,000	5.50%, TBA	1,086,875
800	5.50%, 06/01/33-05/01/36	875,965
11	5.968%, 03/01/12	11,557
415	6.00%, 03/01/23-12/01/39	457,468
1,300	6.00%, TBA	1,428,832
383	6.50%, 05/01/14-08/01/17	408,062
400	6.50%, TBA	447,125
1	7.00%, 05/01/12-07/01/12	596
13	8.00%, 09/01/22-12/01/22	15,100
2	9.75%, 11/01/16	2,351
	Government National Mortgage Assoc.
4,400	4.00%, TBA	4,744,437
2,200	4.50%, TBA	2,402,813
5,300	5.00%, TBA	5,872,235
2,900	5.50%, TBA	3,237,238
104	6.00%, 07/15/24-08/15/24	117,794
1,000	6.00%, TBA	1,127,500
1,111	6.50%, 06/15/23-12/15/35	1,280,241
895	7.00%, 11/15/31-11/15/33	1,040,854
13	7.50%, 07/20/17-12/20/23	15,864
218	8.00%, 03/15/17-11/15/30	238,254
22	8.25%, 06/20/17-07/20/17	22,496
35	8.50%, 04/20/17	35,399
40	9.00%, 01/15/20	46,547
—(r)	9.50%, 06/15/20	459

	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $34,702,923)	36,044,901

	TOTAL LONG-TERM INVESTMENTS (cost $41,544,100)	43,517,816

SHORT-TERM INVESTMENT — 43.7%

Shares
AFFILIATED MONEY MARKET MUTUAL FUND
17,363,938	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $17,363,938)(w)	17,363,938

	TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 153.3% (cost $58,908,038)(p)	60,881,754

PRINCIPAL AMOUNT (000)#
SECURITY SOLD SHORT — (8.0)%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION
$3,000	Federal National Mortgage Assoc. 4.00%, TBA (proceeds received $3,147,656)	(3,171,094)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 145.3% (cost $55,760,382)	57,710,660
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (45.3%)	(17,979,469)

NET ASSETS — 100%	$39,731,191

The following abbreviations are used in the Portfolio descriptions:

IO	Interest Only
PO	Principal Only
TBA	To Be Announced
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2012.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(r)	Less than $1,000 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at January 31, 2012.
(p)

The United States federal income tax basis of the Schedule of Investments was $58,919,054; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,962,700 (gross unrealized appreciation $2,481,431; gross unrealized depreciation $518,731). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at January 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2012	Unrealized Appreciation (Depreciation) (1)
	Long Positions:
13	90 Day Euro Dollar	Mar. 2012	$3,227,928	$3,235,212	$7,284
	Short Positions:
29	2 Year U.S. Treasury Notes	Mar. 2012	6,393,547	6,401,750	(8,203)

					$(919)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2012.

Interest rate swap agreements outstanding at January 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(3)	Counterparty
$2,250	06/24/20	5.370%	3 Month LIBOR(1)	$(287,292)	$—	$(287,292)	Goldman Sachs
20,000	04/26/12	0.75%	CMM/CMS(2)	—	—	—	Goldman Sachs

				$(287,292)	$—	$(287,292)

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays or receives based on the spread between the two indices.
(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2012.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Total Return swap agreements outstanding at January 31, 2012:

Description	Termination Date	Notional Amount (000)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)	Counterparty
Receive fixed rate payments on IOS.FN30.550.08 Index and pay variable payments on the one month LIBOR.	01/12/39	$700	$(5,313)	$(3,340)	$(1,973)	Goldman Sachs
Receive fixed rate payments on IOS.FN30.600.08 Index and pay variable payments on the one month LIBOR.	01/12/39	310	(2,993)	(3,349)	356	Goldman Sachs
Receive fixed rate payments on IOS.FN30.600.08 Index and pay variable payments on the one month LIBOR.	01/12/39	215	(2,075)	(1,219)	(856)	Goldman Sachs
Receive fixed rate payments on IOS.FN30.600.08 Index and pay variable payments on the one month LIBOR.	01/12/39	393	(3,799)	(2,175)	(1,624)	Goldman Sachs

			$(14,180)	$(10,083)	$(4,097)

(1)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2012.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commerical Mortgage-Backed Securities	$—	$945,286	$—
Residential Mortgage-Backed Securities	—	6,527,629	—
U.S. Government Mortgage-Backed Obligations	—	36,044,901	—
Affiliated Money Market Mutual Fund	17,363,938	—	—
Security Sold Short - U.S. Government Mortgage-Backed Obligation	—	(3,171,094)	—
Other Financial Instruments*
Futures	(919)	—	—
Interest rate swap agreements	—	(287,292)	—
Total return swap agreements	—	(4,097)	—

Total	$17,363,019	$40,055,333	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds including securities and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued at their last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency exchange contracts are valued daily at current forward exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open end, non-exchange traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality held by the Portfolios, which mature in 60 days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter, assuming a constant amortization to maturity of the difference between the principal amount due of maturity and the cost. Short-term debt securities held by the Portfolios, which mature in more than 60 days, are valued at fair value.

Certain Portfolios invest in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 22, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 22, 2012

*	Print the name and title of each signing officer under his or her signature.